UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code:     212-882 5000

Date of fiscal year end:    June 30

Date of reporting period:    June 30, 2007

Item 1. Reports to Stockholders.

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

New Jersey Municipal Money Fund

Annual Report

June 30, 2007

UBS RMA

August 20, 2007

Dear shareholder,

We present you with the annual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the fiscal year ended June 30, 2007.

Performance

As of June 30, 2007, the Funds’ seven-day current yields were: UBS RMA Money Market Portfolio: 4.76%; UBS RMA U.S. Government Portfolio: 4.36%; UBS RMA Tax-Free Fund Inc.: 3.14%; UBS RMA California Municipal Money Fund: 3.07%; UBS RMA New York Municipal Money Fund: 3.04%; and UBS RMA New Jersey Municipal Money Fund: 2.91%. (For more on the Funds’ performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 7.)

An interview with the Portfolio Managers

Q.	Can you describe the economic environment during the fiscal year?
A.	US economic growth fluctuated during the fiscal year. After expanding 2.6% in the second quarter of 2006, gross domestic product (GDP) grew 2.0% and 2.5% in the third and fourth quarters of the year. The economy then tailed off significantly over the first three months of 2007, with GDP growing a tepid 0.7%—its slowest rate since

UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio

Investment goal (both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio managers (both Portfolios):

Michael H. Markowitz

Robert Sabatino

UBS Global Asset

Management (Americas) Inc.

Commencement (both Portfolios):

October 4, 1982

Dividend payment (both Portfolios):

Monthly

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund

Investment goal (all four Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

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UBS RMA

the fourth quarter of 2002. The weakening economy was attributed, in part, to the troubles in the housing market. The economy then picked up steam in the second quarter, boosted by improving manufacturing activity and strong exports, and the advance estimate for second quarter GDP growth rose to 3.4%.

Q.	How did the Federal Reserve Board (the “Fed”) react in this economic environment?
A.	As the fiscal year began in July 2006, the Fed had just completed its monetary tightening campaign. The preceding month, the Fed raised the federal funds rate by 25 basis points (0.25%) bringing it to 5.25%. (The federal funds rate, or “fed funds”

rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) At its next meeting in August, the Fed paused in what had been a series of 17 consecutive rate hikes dating back to June 2004. The Fed has held rates steady for the remainder of the reporting period, and has repeatedly indicated that future rate movements would be data-dependent as it attempts to ward off inflation and to keep the economy growing at a reasonable pace.

Following the conclusion of the reporting period, the Fed reacted to concerns over subprime lending by providing greater amounts of liquidity to the market in order to facilitate normal market operations. The Fed has stated that they plan to continue to monitor the risks of rising inflation along with the potential for slower economic growth.

Q.	How were the portfolios managed during the fiscal year?
A.	As always, quality, liquidity and yield remained paramount in our management process for all six portfolios.

• In the UBS RMA Money Market Portfolio, we initially focused on securities with maturities of three to six months, as the future direction of short-term interest rates was uncertain. The strategy allowed us to take advantage of the yield curve position and lock in higher yields, while insulating the portfolio somewhat from a possible fed funds rate cut. Later in the fiscal year, we transitioned to a “barbell” strategy (in

Portfolio managers (all four Funds):

Elbridge T. Gerry III

Ryan Nugent

UBS Global Asset

Management (Americas) Inc.

Commencement:

Tax-Free—October 4, 1982

California Municipal— November 7, 1988

New York Municipal— November 10, 1988

New Jersey Municipal— February 1, 1991

Dividend payment (all four Funds):

Monthly

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UBS RMA

which maturities of securities in a portfolio are concentrated at opposite ends of the yield curve). While we continued to buy shorter term securities, we also sought to extend the portfolio’s weighted average maturity with longer term money market securities. This benefited performance, as in June 2007, the yield on one-year money market securities rose to their highest level since August 2006.

At the security level, we maintained relatively large positions in commercial paper, though levels fluctuated somewhat throughout the reporting period. We also found variable-rate securities, which offer interest payments that reset periodically, to be attractive. We purchased variable-rate securities linked to the fed funds rate, as well as those linked to the one-month and three-month LIBOR. (The LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indexes used to make adjustments to adjustable-rate obligations.)

•Throughout the fiscal year, UBS RMA US Government Portfolio continued to emphasize investments in repurchase agreements backed by government obligations. These securities offered higher yields than direct investments in Treasury securities. (A repurchase agreement is a contract through which a party sells a security—in this case, to the Fund—and agrees to buy back the security at a predetermined time and price, or upon demand.)

•In the RMA Tax-Free, RMA California, RMA New York and RMA New Jersey Portfolios, we increased the weighted average maturity over the course of the reporting period. With respect to specific holdings, in all of these tax-exempt portfolios we reduced our overall exposure to tax-exempt commercial paper (a type of short-term obligation issued to finance short-term credit needs) and variable rate demand notes during the reporting period. (Variable rate demand notes—”VRDNs”—are purchased at par and pay monthly or quarterly interest based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates.)

In all of the tax-exempt portfolios, we increased exposure to tender option bonds. (Tender option bonds are created when a sponsor places long-term municipal bonds in a trust, which then issues short-term securities. Tender option bonds are purchased at par and pay interest semiannually based on a floating rate that resets periodically.) These securities provided additional yield and helped to diversify the portfolios. Based on the relatively flat yield curve, we plan to look for opportunities to add yield through municipal commercial paper and fixed rate notes.

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UBS RMA

Q.	What factors do you believe will affect the portfolios over the coming months?
A.	At the time of this writing, the employment picture remains solid, and we do not believe that the cooling housing market is likely to cause a recession. We plan to continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy. We also plan to remain alert to changes in risk premium associated with short-term securities due to recent strains in the subprime mortgage market, as well as the effects of subprime lending on the rest of the economy.

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UBS RMA

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust

(UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund)

UBS Municipal Money Market Series

(UBS RMA New Jersey Municipal Money Fund)

Head of the Americas

UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

UBS RMA New Jersey Municipal Money Fund

Managing Director

UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz

Portfolio Manager

UBS RMA Money Market Portfolio

UBS RMA U.S. Government Portfolio

Managing Director

UBS Global Asset Management (Americas) Inc.

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UBS RMA

Ryan Nugent

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

UBS RMA New Jersey Municipal Money Fund

Director

UBS Global Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager

UBS RMA Money Market Portfolio

UBS RMA U.S. Government Portfolio

Executive Director

UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended June 30, 2007. The views and opinions in the letter were current as of August 20, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	06/30/07		12/31/06		06/30/06
Seven-day current yield*	4.76%		4.76%		4.60%
Seven-day effective yield*	4.87		4.88		4.70
Weighted average maturity**	55	days	49	days	45	days
Net assets (bn)	$13.1		$12.5		$10.6

Portfolio composition***	06/30/07		12/31/06		06/30/06
Commercial paper	54.4%		58.8%		51.9%
Short-term corporate obligations	20.2		13.1		14.9
Certificates of deposit	15.9		21.3		21.7
US government and agency obligations	5.3		3.6		5.9
Bank notes	3.8		1.5		3.3
Repurchase agreements	2.1		1.4		0.3
Money market funds	0.0	†	0.0	†	0.6
Time deposit	–		–		1.1
Other assets less liabilities	(1.7)		0.3		0.3
Total	100.0%		100.0%		100.0%
UBS RMA U.S. Government Portfolio
Yields and characteristics	06/30/07		12/31/06		06/30/06
Seven-day current yield*	4.36%		4.45%		4.21%
Seven-day effective yield*	4.46		4.54		4.30
Weighted average maturity**	15	days	19	days	23	days
Net assets (bn)	$1.0		$1.0		$0.8

Portfolio composition***	06/30/07		12/31/06		06/30/06
Repurchase agreements	100.1%		85.5%		65.1%
US government obligations	28.6		14.6		40.9
Money market funds	0.0	†	0.0	†	0.0	†
Other assets less liabilities	(28.7)		(0.1)		(6.0)
Total	100.0%		100.0%		100.0%

*	Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

**	The Portfolios are actively managed and their weighted average maturities will differ over time.

***	Weightings represent percentages of net assets as of the dates indicated. The Portfolios are actively managed and their compositions will vary over time.

†	Weightings represent less than 0.05% of net assets as of the dates indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	06/30/07		12/31/06		06/30/06
Seven-day current yield*	3.14%		3.26%		3.21%
Seven-day effective yield*	3.19		3.31		3.26
Weighted average maturity**	17	days	15	days	14	days
Net assets (bn)	$4.9		$4.4		$3.6

Portfolio composition***	06/30/07		12/31/06		06/30/06
Municipal bonds and notes	86.5%		92.1%		90.4%
Tax-exempt commercial paper	7.7		10.8		10.6
Municipal asset-backed securities	4.5		–		–
Other assets less liabilities	1.3		(2.9)		(1.0)
Total	100%		100.0%		100.0%
UBS RMA California Municipal Money Fund

Yields and characteristics	06/30/07		12/31/06		06/30/06
Seven-day current yield*	3.07%		3.10%		3.14%
Seven-day effective yield*	3.12		3.15		3.18
Weighted average maturity**	29	days	15	days	15	days
Net assets (bn)	$1.2		$1.1		$0.9

Portfolio composition***	06/30/07		12/31/06		06/30/06
Municipal bonds and notes	93.1%		91.6%		92.0%
Municipal asset-backed securities	6.7		–		–
Tax-exempt commercial paper	6.7		9.0		11.0
Other assets less liabilities	(6.5)		(0.6)		(3.0)
Total	100.0%		100.0%		100.0%

*	Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

**	The Funds are actively managed and their weighted average maturities will differ over time.

***	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	06/30/07		12/31/06		06/30/06
Seven-day current yield*	3.04%		3.14%		3.13%
Seven-day effective yield*	3.09		3.19		3.18
Weighted average maturity**	20	days	16	days	12	days
Net assets (mm)	$832.6		$698.7		$612.7

Portfolio composition***	06/30/07		12/31/06		06/30/06
Municipal bonds and notes	91.0%		90.8%		92.4%
Tax-exempt commercial paper	9.2		11.1		10.9
Other assets less liabilities	(0.2)		(1.9)		(3.3)
Total	100.0%		100.0%		100.0%
UBS RMA New Jersey Municipal Money Fund
Yields and characteristics	06/30/07		12/31/06		06/30/06
Seven-day current yield*	2.91%		3.06%		2.92%
Seven-day effective yield*	2.95		3.11		2.96
Weighted average maturity**	28	days	18	days	20	days
Net assets (mm)	$179.7		$172.8		$134.6

Portfolio composition***	06/30/07		12/31/06		06/30/06
Municipal bonds and notes	98.1%		96.1%		96.7%
Tax-exempt commercial paper	2.5		3.5		3.1
Other assets less liabilities	(0.6)		0.4		0.2
Total	100.0%		100.0%		100.0%

*	Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

**	The Funds are actively managed and their weighted average maturities will differ over time.

***	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

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UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
US government and agency obligations—5.31%
$65,000	Federal Home Loan Bank[1]	07/06/07	5.180%[2]	$64,999,787
260,000	Federal Home Loan Bank	07/10/07	5.190[2]	259,911,486
36,155	Federal Home Loan Mortgage Corp.	02/04/08	5.015[3]	35,057,023
230,000	Federal Home Loan Mortgage Corp.	03/26/08 to 07/21/08	5.350 to 5.400	230,000,000
100,000	Federal National Mortgage Association[1]	11/28/07	5.115[3]	97,868,750
10,000	US Treasury Bills[1]	09/27/07	4.721[3]	9,884,598
Total US government and agency obligations (cost—$697,721,644)				697,721,644
Bank notes[2]—3.78%
Banking-US—3.78%
151,120	American Express Centurion Bank	07/19/07	5.410	151,128,971
123,000	Bank of America N.A.	07/02/07	5.310	123,000,000
222,750	US Bank N.A.	07/30/07	5.290	222,759,230
Total bank notes (cost—$496,888,201)				496,888,201
Certificates of deposit—15.94%
Banking-non-US—12.76%
250,250	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07 to 10/05/07	5.290 to 5.360	250,250,000
101,750	Barclays Bank PLC	01/18/08	5.360	101,750,000
87,500	Credit Suisse First Boston	01/11/08	5.300	87,500,000
81,800	Depfa Bank PLC	08/01/07	5.320	81,800,592
88,000	Deutsche Bank AG	07/02/07	5.405[2]	88,000,000
53,850	Dexia Credit Local	07/30/07	5.270[2]	53,839,999
132,500	Fortis Bank NV-SA	01/11/08	5.300	132,500,000
90,000	HBOS Treasury Services PLC	06/16/08	5.440	90,000,000
108,000	HSBC Bank USA	07/27/07	5.355[2]	108,002,797
59,500	Lloyds TSB Bank PLC	02/22/08	5.300	59,500,000
80,000	Natexis Banque	07/02/07	5.525[2]	80,000,000
100,000	National Bank of Canada	08/06/07	5.342	100,000,000
200,000	Norinchukin Bank Ltd.	07/10/07 to 10/10/07	5.295 to 5.350	200,000,000
100,000	Royal Bank of Canada	09/28/07	5.325	100,000,000
143,000	Toronto-Dominion Bank	10/05/07	5.281	143,000,458
				1,676,143,846

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UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Certificates of deposit—(concluded)
Banking-US—3.18%
$88,250	American Express, Federal Savings Bank	07/13/07	5.300%	$88,250,000
100,000	Citibank N.A.	09/06/07	5.310	100,000,000
90,000	SunTrust Bank	07/30/07	5.290[2]	90,002,177
140,000	Washington Mutual Bank FA	08/08/07	5.300	140,000,000
				418,252,177
Total certificates of deposit (cost—$2,094,396,023)				2,094,396,023
Commercial paper[3]—53.46%
Asset backed-banking—2.57%
339,350	Atlantis One Funding	07/05/07 to 10/09/07	5.175 to 5.250	336,962,333
Asset backed-miscellaneous—20.90%
125,000	Alpine Securitization	07/02/07	5.350	124,981,424
337,800	Amsterdam Funding Corp.	07/11/07 to 08/01/07	5.240 to 5.310	336,895,195
20,090	Atlantic Asset Securitization LLC	07/26/07	5.320	20,015,778
190,995	Barton Capital LLC	07/06/07 to 07/10/07	5.280 to 5.290	190,796,020
170,503	Bryant Park Funding LLC	07/19/07	5.285	170,052,446
60,299	Chariot Funding LLC	07/12/07	5.260	60,202,086
146,623	Falcon Asset Securitization Corp.	07/09/07 to 07/30/07	5.255 to 5.320	146,123,718
197,683	Jupiter Securitization Co. LLC	07/12/07 to 07/25/07	5.250 to 5.260	197,221,960
234,000	Kitty Hawk Funding Corp.	07/02/07 to 08/15/07	5.240 to 5.275	233,223,883
148,283	Old Line Funding Corp.	07/10/07 to 07/13/07	5.250 to 5.275	148,078,870
333,083	Ranger Funding Co. LLC	07/31/07 to 08/22/07	5.230 to 5.270	331,043,922
288,561	Thunderbay Funding	07/05/07 to 09/14/07	5.235 to 5.280	287,420,218
247,000	Variable Funding Capital Corp.	07/06/07 to 07/09/07	5.270 to 5.300	246,754,236

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UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Commercial paper[3]—(continued)
Asset backed-miscellaneous—(concluded)
$110,430	Windmill Funding Corp.	07/06/07 to 07/20/07	5.240 to 5.255%	$110,217,081
143,861	Yorktown Capital LLC	07/20/07 to 08/24/07	5.280	143,216,151
				2,746,242,988
Asset backed-securities—11.89%
106,387	Cancara Asset Securitisation LLC	07/20/07	5.300	106,089,412
330,000	Clipper Receivables Co. LLC	07/06/07 to 07/16/07	5.260 to 5.270	329,583,041
72,000	Dorada Finance, Inc.	08/20/07	5.260	71,474,000
285,000	Grampian Funding LLC	08/03/07 to 12/14/07	5.145 to 5.215	281,819,470
47,000	K2 (USA) LLC	10/12/07	5.180	46,303,434
35,000	Links Finance LLC	07/12/07	5.210	34,944,282
330,922	Scaldis Capital LLC	07/23/07 to 11/15/07	5.170 to 5.320	327,257,178
365,752	Solitaire Funding LLC	07/16/07 to 08/03/07	5.200 to 5.300	364,612,377
				1,562,083,194
Banking-non-US—1.77%
134,250	Alliance & Leicester PLC	07/13/07 to 08/08/07	5.180 to 5.210	133,664,897
99,665	Northern Rock PLC	08/01/07 to 08/31/07	5.210 to 5.250	98,997,392
				232,662,289
Banking-US—7.75%
73,000	Barclays US Funding Corp.	02/15/08	5.110	70,627,115
100,000	Calyon N.A., Inc.	11/16/07	5.160	98,022,000
175,000	Danske Corp.	07/26/07 to 02/20/08	5.120 to 5.230	171,844,325
113,250	Dexia Delaware LLC	08/10/07 to 08/13/07	5.195 to 5.225	112,565,827

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UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Commercial paper[3]—(concluded)
Banking-US—(concluded)
$284,000	ING (US) Funding LLC	08/30/07 to 03/17/08	5.050 to 5.175%	$279,002,908
87,465	Kredietbank N.A. Finance Corp.	07/12/07	5.235	87,325,092
100,000	Nordea N.A., Inc.	07/31/07	5.195	99,567,083
100,000	Santander Central Hispano Finance Delaware, Inc.	08/13/07	5.210	99,377,695
				1,018,332,045
Brokerage—3.70%
100,000	Greenwich Capital Holdings, Inc.	07/02/07	5.340	99,985,167
140,000	Merrill Lynch & Co., Inc.	09/10/07	5.200	138,564,222
247,250	Morgan Stanley	07/02/07	5.340 to 5.445[2]	247,250,000
				485,799,389
Consumer products nondurables—2.77%
367,000	Procter & Gamble International Funding SCA	07/31/07 to 09/14/07	5.230 to 5.240	363,761,874
Finance-noncaptive diversified—2.11%
281,000	General Electric Capital Corp.	07/24/07 to 12/03/07	5.090 to 5.140	277,490,573
Total commercial paper (cost—$7,023,334,685)				7,023,334,685
Short-term corporate obligations—20.17%
Asset backed-securities—8.11%
84,000	Beta Finance, Inc.[4]	07/02/07	5.370[2]	84,015,409
40,000	Beta Finance, Inc.[4]	01/08/08	5.310	40,000,000
75,000	CC (USA), Inc. (Centauri)[4]	07/02/07	5.325[2]	74,999,733
77,500	CC (USA), Inc. (Centauri)[4]	06/05/08	5.340	77,493,058
224,000	Cullinan Finance Corp.[4]	07/02/07 to 07/10/07	5.300 to 5.320[2]	223,987,208
70,000	Cullinan Finance Corp.[4]	06/11/08	5.400	70,000,000
264,000	K2 (USA) LLC[4]	07/02/07	5.315 to 5.360[2]	263,999,890
59,000	K2 (USA) LLC[4]	06/16/08	5.400	59,000,000

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UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Short-term corporate obligations—(concluded)
Asset backed-securities—(concluded)
$171,500	Links Finance LLC[4]	07/11/07 to 07/16/07	5.295 to 5.300%[2]	$171,498,400
				1,064,993,698
Automobile OEM—0.45%
59,750	American Honda Finance Corp.[4]	09/27/07	5.360[2]	59,758,588
Banking-non-US—7.33%
100,000	ANZ National International Ltd.[4]	07/09/07	5.320[2]	100,000,000
150,000	BNP Paribas	08/07/07	5.326[2]	150,000,000
125,000	Caja Ahorros Barcelona[4]	07/03/07	5.366[2]	125,000,000
173,000	HBOS Treasury Services PLC[4]	07/02/07	5.390[2]	173,000,000
175,000	National Australia Bank Ltd.[4]	07/16/07	5.290[2]	175,000,000
120,000	Totta Ireland PLC[4]	07/09/07	5.320[2]	120,000,000
120,000	Westpac Banking Corp.[4]	07/06/07	5.300[2]	120,000,000
				963,000,000
Banking-US—1.61%
130,000	Bank of New York Co., Inc.[4]	07/12/07	5.290[2]	130,000,000
82,000	Citigroup Funding, Inc.	07/02/07	5.360[2]	82,024,016
				212,024,016
Finance-captive automotive—2.00%
262,100	Toyota Motor Credit Corp.	07/02/07 to 07/09/07	5.300 to 5.350[2]	262,107,859
Finance-noncaptive diversified—0.67%
88,500	General Electric Capital Corp.	07/09/07 to 07/15/07	5.406 to 5.445[2]	88,521,703
Total short-term corporate obligations (cost—$2,650,405,864)				2,650,405,864

14

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Repurchase agreements—2.01%
$164,000	Repurchase agreement dated 06/29/07 with Deutsche Bank Securities, Inc., collateralized by $22,766,173 Federal Farm Credit Bank obligations, zero coupon to 4.200% due 07/19/07 to 09/25/09, $39,080,551 Federal Home Loan Bank obligations, 3.500% to 5.875% due 11/15/07 to 07/21/10, $44,222,605 Federal Home Loan Mortgage Corp. obligations, 3.300% to 5.000% due 09/14/07 to 11/13/14 and $61,566,334 Federal National Mortgage Association obligations, 6.125% to 6.625% due 10/15/07 to 11/21/16; (value—$167,280,430); proceeds: $164,072,433	07/02/07	5.300%	$164,000,000
100,000	Repurchase agreement dated 06/29/07 with Goldman Sachs & Co., collateralized by $83,126,000 US Treasury Bonds, 7.250% due 08/15/22; (value—$102,001,173); proceeds: $100,044,167	07/02/07	5.300	100,000,000
674	Repurchase agreement dated 06/29/07 with State Street Bank & Trust Co., collateralized by $528,134 US Treasury Bonds, 8.000% due 11/15/21 and $11,274 US Treasury Notes, 3.375% due 09/15/09; (value—$688,338); proceeds: $674,216	07/02/07	3.850	674,000
Total repurchase agreements (cost—$264,674,000)				264,674,000

15

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Investments of cash collateral from securities loaned—0.98%
Repurchase agreement—0.08%
$10,300	Repurchase agreement dated 06/29/07 with Deutsche Bank Securities, Inc., collateralized by $1,429,827 Federal Farm Credit Bank obligations, zero coupon to 4.200% due 07/19/07 to 09/25/09, $2,454,449 Federal Home Loan Bank obligations, 3.500% to 5.875% due 11/15/07 to 07/21/10, $2,777,395 Federal Home Loan Mortgage Corp. obligations, 3.300% to 5.000% due 09/14/07 to 11/13/14 and $3,866,666 Federal National Mortgage Association obligations, 6.125% to 6.625% due 10/15/07 to 11/21/16; (value—$10,506,027); proceeds: $10,304,549 (cost—$10,300,000)	07/02/07	5.300%	$10,300,000
Commercial paper[3]—0.90%
Energy-integrated—0.27%
34,500	BP Capital Markets PLC	07/02/07	5.350	34,484,619
Asset backed-miscellaneous—0.63%
83,435	Jupiter Securitization Co. LLC	07/12/07	5.290	83,079,451
Total commercial paper (cost—$117,564,070)				117,564,070
Number of shares
Money market funds[5]—0.00%
69,302	AIM Liquid Assets Portfolio		5.179	69,302
248,155	UBS Private Money Market Fund LLC[6]		5.253	248,155
Total money market funds (cost—$317,457)				317,457
Total investments of cash collateral from securities loaned (cost—$128,181,527)				128,181,527
Total investments (cost—$13,355,601,944 which approximates cost for federal income tax purposes)—101.65%				13,355,601,944
Liabilities in excess of other assets—(1.65)%				(216,936,160)
Net assets (applicable to 13,139,444,957 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				$13,138,665,784

16

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2007

1	Security, or portion thereof, was on loan at June 30, 2007.
2	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2007 and reset periodically.
3	Interest rates shown are the discount rates at date of purchase.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 15.74% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5	Interest rates shown reflect yields at June 30, 2007.
6	The table below details the Portfolio's transaction activity in an affiliated issuer for the year ended June 30, 2007:

Security description	Value at 06/30/06	Purchases during the year ended 06/30/07	Sales during the year ended 06/30/07	Value at 06/30/07	Net income earned from affiliate for the year ended 06/30/07
UBS Private Money Market Fund LLC	$—	$31,746,143	$31,497,988	$248,155	$566

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin (unaudited)

Percentage of total investments
United States	75.5%
United Kingdom	6.7
Japan	5.3
Canada	2.6
Australia	2.2
France	1.7
Ireland	1.5
Belgium	1.4
Spain	0.9
New Zealand	0.8
Germany	0.7
Switzerland	0.7
Total	100.0%

Weighted	average maturity—55 days

See accompanying notes to financial statements

17

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
US government obligations[1,2]—28.56%
$295,000	US Treasury Bills (cost—$293,358,937)	07/19/07 to 09/20/07	4.515 to 4.851%	$293,358,937
Repurchase agreements—71.55%
160,000	Repurchase agreement dated 06/29/07 with Bear Stearns & Co., collateralized by $164,355,000 US Treasury Inflation Index Notes, 2.000% due 01/15/16 and $55,000 US Treasury Notes, 2.625% due 05/15/08; (value—$163,202,261); proceeds: $160,056,000	07/02/07	4.200	160,000,000
59,900	Repurchase agreement dated 06/29/07 with Deutsche Bank Securities, Inc., collateralized by $10,856,101 US Treasury Bonds, 5.375% due 02/15/31, $43,858,762 US Treasury Notes, 2.625% to 4.875% due 11/15/07 to 10/15/09 and $12,627,908 US Treasury Stripped Interest Payment Bonds, zero coupon due 08/15/17 to 05/15/28; (value—$61,098,007); proceeds: $59,921,963	07/02/07	4.400	59,900,000
180,000	Repurchase agreement dated 06/29/07 with Goldman Sachs & Co., collateralized by $189,653,000 US Treasury Notes, 3.125% to 4.000% due 04/15/09 to 02/15/15; (value—$183,600,257); proceeds: $180,063,750	07/02/07	4.250	180,000,000
180,000	Repurchase agreement dated 06/29/07 with Lehman Brothers Inc., collateralized by $26,768,000 US Treasury Inflation Index Bonds, 3.625% due 04/15/28, $55,949,000 US Treasury Inflation Index Notes, 4.250% due 01/15/10 and $72,739,000 US Treasury Notes, 4.375% to 4.625% due 12/15/10 to 10/31/11; (value—$183,566,042); proceeds: $180,063,750	07/02/07	4.250	180,000,000

18

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Repurchase agreements—(concluded)
$130,000	Repurchase agreement dated 06/29/07 with Merrill Lynch & Co., collateralized by $55,900,000 Federal Home Loan Mortgage Corp. obligations, 4.750% to 5.000% due 06/11/09 to 01/19/16, $69,808,000 Federal National Mortgage Association obligations, 5.000% to 7.125% due 06/15/10 to 10/15/11, $850,000 Financing Corp. 9.400% due 02/08/18 and $8,199,000 Financing Corp. Interest Payment Strips, zero coupon due 04/06/11 to 09/26/17; (value—$132,604,281); proceeds: $130,043,333	07/02/07	4.000%	$130,000,000
25,000	Repurchase agreement dated 06/29/07 with Morgan Stanley, collateralized by $52,664,600 US Treasury Stripped Interest Payment Bonds, zero coupon due 11/15/20 to 02/15/21; (value—$25,500,040); proceeds: $25,008,958	07/02/07	4.300	25,000,000
41	Repurchase agreement dated 06/29/07 with State Street Bank & Trust Co., collateralized by $32,127 US Treasury Bonds, 8.000% due 11/15/21 and $686 US Treasury Notes, 3.375% due 09/15/09; (value—$41,872); proceeds: $41,013	07/02/07	3.850	41,000
Total repurchase agreements (cost—$734,941,000)				734,941,000

19

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Investments of cash collateral from securities loaned—28.59%
Repurchase agreements—28.56%
$193,431	Repurchase agreement dated 06/29/07 with Deutsche Bank Securities, Inc., collateralized by $35,056,899 US Treasury Bonds, 5.375% due 02/15/31, $141,630,238 US Treasury Notes, 2.625% to 4.875% due 11/15/07 to 10/15/09 and $40,778,479 US Treasury Stripped Interest Payment Bonds, zero coupon due 08/15/17 to 05/15/28; (value—$197,299,805); proceeds: $193,502,085	07/02/07	4.400%	$193,431,160
100,000	Repurchase agreement dated 06/29/07 with Morgan Stanley, collateralized by $210,658,400 US Treasury Stripped Interest Payment Bonds, zero coupon due 11/15/20 to 02/15/21; (value—$102,000,160); proceeds: $100,035,833	07/02/07	4.300	100,000,000
Total repurchase agreements (cost—$293,431,160)				293,431,160

Number of shares
Money market funds[3]—0.03%
282,336	AIM Treasury Portfolio		4.390	282,336
102	Federated Treasury Obligation Fund		4.151	102
84	Provident Treasury Trust		4.476	84
Total money market funds (cost—$282,522)				282,522
Total investments of cash collateral from securities loaned (cost—$293,713,682)				293,713,682
Total investments (cost—$1,322,013,619 which approximates cost for federal income tax purposes)—128.70%				1,322,013,619
Liabilities in excess of other assets—(28.70)%				(294,822,715)
Net assets (applicable to 1,027,649,392 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				$1,027,190,904
1	Security, or portion thereof, was on loan at June 30, 2007.
2	Interest rates shown are the discount rates at date of purchase.
3	Interest rates shown reflect yields at June 30, 2007.

Weighted average maturity—15 days

See accompanying notes to financial statements

20

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—86.50%
Alabama—0.71%
$10,645	Jefferson County Limited Obligation School Warrants, Series B (AMBAC Insured)	A	3.760%	$10,645,000
11,265	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A	A	3.740	11,265,000
12,700	Port City Medical Clinic Board Revenue (Infirmary Health Systems), Series A (AMBAC Insured)	A	3.730	12,700,000
				34,610,000
Alaska—1.29%
16,995	Alaska Housing Finance Corp. (General Housing), Series B (ABN AMRO MuniTops Certificates of Trust, Series 2005-18) (MBIA Insured)[1,2]	A	3.790	16,995,000
4,400	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series A	A	3.920	4,400,000
41,800	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series C	A	3.920	41,800,000
				63,195,000
Arizona—2.40%
11,200	Apache County Industrial Development Authority (Tucson Electric Power Co. - Springerville Project), Series B	A	3.750	11,200,000
35,000	Apache County Industrial Development Authority (Tucson Electric Power Co. - Springerville Project), Series C	A	3.780	35,000,000
16,690	Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates, Series 1918) (AMBAC Insured)[1,2]	A	3.780	16,690,000
23,000	Arizona Health Facilities Authority Revenue (Catholic Healthcare West), Series B	A	3.770	23,000,000
13,505	Mesa Utility System Revenue (JP Morgan PUTTERs, Series 1638) (FGIC Insured)[1,2]	A	3.790	13,505,000

21

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Arizona—(concluded)
$9,860	Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding (Senior Lien) (Bank of America Austin Certificates, Series 2007-161)[1,2]	A	3.780%	$9,860,000
8,200	Pima County Industrial Development Authority (Tucson Electric Power Co. - Irvington Project), Series A	A	3.750	8,200,000
				117,455,000
Colorado—1.82%
1,380	Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series A-7	A	3.860	1,380,000
21,750	Colorado Springs Utilities Revenue Refunding (Sub Lien Improvement), Series A	A	3.760	21,750,000
11,595	El Paso County Revenue (YMCA Pikes Peak Region Project)	A	3.730	11,595,000
3,955	Regional Transportation District Certificates of Participation Transit Vehicles, Series A (Bank of America Austin Certificates, Series 2007-144) (AMBAC Insured)[1,2]	A	3.790	3,955,000
29,060	University of Colorado Hospital Authority Revenue, Series A (FSA Insured)	A	3.730	29,060,000
21,330	University of North Colorado Revenue Refunding (ABN AMRO MuniTops Certificates of Trust, Series 2005-30) (FSA Insured)[1,2]	A	3.780	21,330,000
				89,070,000
Delaware—0.30%
14,520	University of Delaware Revenue, Series A	A	3.710	14,520,000
District of Columbia—1.52%
15,615	District of Columbia (Morgan Stanley Floater Certificates, Series 1920) (FGIC Insured)[1,2]	A	3.780	15,615,000
8,330	District of Columbia Refunding, Series B (Merrill Lynch P-Floats, Series 447) (AMBAC Insured)[1,2]	A	3.800	8,330,000
8,400	District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life)	A	3.740	8,400,000

22

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
$15,105	District of Columbia Revenue (Pooled Loan Program), Series A	A	3.730%	$15,105,000
27,225	District of Columbia Water & Sewer Authority Public Utility Revenue (Citigroup Eagle 20070076, Class A Certificates) (FGIC Insured)[1,2]	A	3.780	27,225,000
				74,675,000
Florida—7.06%
11,345	Allegheny County Airport Authority (JP Morgan PUTTERs, Series 3966) (AMBAC Insured)[1,2]	A	3.810	11,345,000
13,495	Brevard County School Board Certificates of Participation, Series C (Bank of America Austin Certificates, Series 2007-138) (AMBAC Insured)[1,2]	A	3.790	13,495,000
17,000	Broward County School Board Certificates of Participation, Series A (Bank of America Austin Certificates, Series 2007-129) (FGIC Insured)[1,2]	A	3.790	17,000,000
25,000	Broward County School District Tax Anticipation Notes	09/28/07	4.000	25,017,920
14,290	Collier County Water & Sewer (ABN AMRO MuniTops Certificates of Trust, Series 2006-82) (MBIA Insured)[1,2]	A	3.780	14,290,000
60,660	Dade County Water & Sewer Systems Revenue (FGIC Insured)	A	3.730	60,660,000
12,700	Florida Department of Environmental Protection Preservation Revenue (Everglades Restoration), Series A (AMBAC Insured)	A	3.730	12,700,000
5,000	Florida Department of Environmental Protection Preservation Revenue (Florida Forever), Series A (MBIA Insured)	07/01/08	5.000	5,060,677
38,400	Florida Keys Aqueduct Authority Water Revenue Refunding (CIFG Insured)	A	3.740	38,400,000
16,000	Highlands County Health Facilities Authority Revenue (Adventist Health Hospital), Series A	A	3.800	16,000,000
200	Jacksonville Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	A	3.880	200,000

23

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
$12,275	Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project)	A	3.730%	$12,275,000
18,315	Miami-Dade County School Board Certificates of Participation (Citigroup Eagle Class A Certificates 20070051-1) (FGIC Insured)[1,2]	A	3.780	18,315,000
13,165	Miami-Dade County Special Obligation Capital Asset Acquisition, Series A (Bank of America Austin Certificates, Series 2007-152) (AMBAC Insured)[1,2]	A	3.790	13,165,000
12,900	Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project)	A	3.770	12,900,000
18,980	North Broward Hospital District Revenue Refunding, Series B (CIFG Insured)	A	3.740	18,980,000
14,500	Orange County Health Facilities Authority Revenue (Hospital Orlando Regional Healthcare)	A	3.890	14,500,000
20,000	Orlando & Orange County Expressway Authority Expressway Revenue (Citigroup Eagle Class A Certificates 20070081) (FSA Insured)[1,2]	A	3.780	20,000,000
5,820	Osceola County School Board Certificates of Participation (Bank of America Austin Certificates, Series 2007-151) (AMBAC Insured)[1,2]	A	3.790	5,820,000
15,850	Palm Beach County Health Facilities Authority Revenue (Bethesda Healthcare System Project)	A	3.890	15,850,000
				345,973,597
Georgia—2.12%
28,985	Atlanta Airport Passenger Facilities Charge Revenue (Citigroup Eagle Class A Certificates 720053030) (FSA Insured)[1,2]	A	3.790	28,985,000
24,750	Atlanta Water & Wastewater Revenue (Citigroup Eagle Class A Certificates 20060094) (FSA Insured)[1,2]	A	3.790	24,750,000
8,000	Fulton County Development Authority Revenue (Boys & Girls Club of America)	A	3.740	8,000,000

24

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
$25,000	Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates (Northeast Georgia Health Project), Series A (MBIA Insured)	A	3.740%	$25,000,000
17,305	Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Central Georgia Health)	A	3.890	17,305,000
				104,040,000
Hawaii—0.31%
15,000	Honolulu City and County, Series A (ABN AMRO MuniTops Certificates of Trust, Series 2004-16) (MBIA Insured)[1,2]	A	3.790	15,000,000
Idaho—0.12%
5,730	Power County Pollution Control Revenue (FMC Corp. Project)	A	3.900	5,730,000
Illinois—7.15%
12,495	Chicago Board of Education (Dedicated), Series B (ABN AMRO MuniTops Certificates of Trust, Series 2006-63) (FSA Insured)[1,2]	A	3.790	12,495,000
20,425	Chicago Board of Education (Dedicated Revenues), Series D-2 (CIFG Insured)	A	3.900	20,425,000
17,500	Chicago (Citigroup Eagle Class A Certificates 20070059) (FGIC Insured)[1,2]	A	3.780	17,500,000
53,050	Chicago O'Hare International Airport Revenue, Second Lien Series C	A	3.750	53,050,000
52,900	Chicago O'Hare International Airport Revenue, Third Lien Series C (CIFG Insured)	A	3.740	52,900,000
10,000	Cook County (Capital Improvement), Series B	A	3.750	10,000,000
9,470	Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates, Series 1919)[1,2]	A	3.780	9,470,000
16,020	Illinois Development Finance Authority, Multi-Family Housing Revenue Refunding (Orleans-Illinois Project) (FSA Insured)	A	3.730	16,020,000
11,400	Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra)	A	3.760	11,400,000

25

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
$14,100	Illinois Development Finance Authority Revenue (Francis W. Parker School Project)	A	3.770%	$14,100,000
10,000	Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing)	A	3.750	10,000,000
27,900	Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B	A	3.750	27,900,000
5,350	Illinois Health Facilities Authority Revenue (University of Chicago Hospitals Project), Series C (MBIA Insured)	A	3.900	5,350,000
21,675	Illinois Toll & Highway Authority Priority Refunding, Series B (MBIA Insured)	A	3.730	21,675,000
17,800	Illinois Toll & Highway Authority Revenue (JP Morgan PUTTERs, Series 1014) (FSA Insured)[1,2]	A	3.790	17,800,000
11,280	Illinois Toll & Highway Authority Revenue (JP Morgan PUTTERs, Series 1355) (FSA Insured)[1,2]	A	3.790	11,280,000
29,010	Lemont Township High School District (ABN AMRO MuniTops Certificates of Trust, Series 2006-26) (MBIA Insured)[1,2]	A	3.790	29,010,000
10,159	Western Springs Special Assessment (Timber Trails Project)	A	3.760	10,159,000
				350,534,000
Indiana—2.13%
20,000	Indiana Bond Bank Revenue Midyear Funding Program Notes, Series A	05/20/08	4.500	20,128,418
10,000	Indiana Finance Authority, Environmental Improvement Revenue Refunding (Ispat Inland, Inc.)	A	3.770	10,000,000
10,000	Indiana Finance Authority Highway Revenue (JP Morgan PUTTERs, Series 1777) (FGIC Insured)[1,2]	A	3.790	10,000,000
12,815	Indiana Health Facility Financing Authority, Hospital Revenue (ACES Rehabilitation Hospital)	A	3.750	12,815,000
15,000	Indianapolis Local Public Improvement Bond Bank Notes, Series F-2	01/08/08	4.250	15,037,613

26

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
$12,150	Purdue University Revenue (Student Facilities System), Series A	A	3.700%	$12,150,000
24,515	Purdue University Revenue (Student Fee), Series V	A	3.700	24,515,000
				104,646,031
Kansas—0.25%
12,245	Lawrence Temporary Notes, Series 2006-I	10/01/07	4.350	12,262,242
Kentucky—1.83%
22,700	Kenton County Airport Board, Special Facilities Revenue Refunding, Series B	A	3.820	22,700,000
9,995	Kentucky Asset/Liability Common General Funding Revenue Project Notes, Series A (Merrill Lynch P-Floats, Series 4149) (FGIC Insured)[1,2]	A	3.790	9,995,000
29,840	Kentucky Public Energy Authority Gas Supply Revenue, Series A	A	3.910	29,840,000
27,000	Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program)	A	3.820	27,000,000
				89,535,000
Louisiana—1.41%
18,600	Louisiana Public Facilities Authority Revenue (Christus Health), Subseries C-2 (AMBAC Insured)	A	3.730	18,600,000
11,300	Louisiana Public Facilities Authority Revenue (College and University Equipment and Capital), Series A (FGIC Insured)	A	3.730	11,300,000
7,800	Louisiana Public Facilities Authority Revenue (Diocese Houma-Thibodaux Project)	A	3.760	7,800,000
15,345	Louisiana Public Facilities Authority Revenue (Citigroup Eagle Class A Certificates 20070056) (MBIA Insured)[1,2]	A	3.780	15,345,000
16,100	South Louisiana Port Commission Marine Terminal Facilities Revenue Refunding (Occidental Petroleum)	A	3.750	16,100,000
				69,145,000

27

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Maryland—1.51%
$19,700	Baltimore Industrial Development Authority Revenue (Baltimore Capital Acquisition)	A	3.770%	$19,700,000
43,575	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B	A	3.730	43,575,000
10,791	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series D	A	3.710	10,791,000
				74,066,000
Massachusetts—7.13%
10,000	Everett Bond Anticipation Notes	10/26/07	4.125	10,015,540
27,980	Massachusetts Bay Transportation Authority Revenue Assessment, Series A (Bank of America Macon Certificates, Series 2007-331)[1,2]	A	3.770	27,980,000
8,500	Massachusetts State (Central Artery), Series A	A	3.920	8,500,000
7,340	Massachusetts State (Construction Loan), Series B	A	3.900	7,340,000
19,995	Massachusetts State (Morgan Stanley Floater Certificates, Series 1798) (CIFG Insured)[1,2]	A	3.790	19,995,000
97,550	Massachusetts State Refunding, Series A	A	3.740	97,550,000
30,000	Massachusetts State Refunding, Series B	A	3.710	30,000,000
24,850	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series B (FGIC Insured)	A	3.750	24,850,000
28,800	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series C (FGIC Insured)	A	3.730	28,800,000
24,380	Massachusetts Water Resources Authority, Series A (FGIC Insured)	A	3.730	24,380,000
14,500	Montachusett Regional Transit Authority Revenue Anticipation Notes	06/13/08	4.250	14,539,785
37,800	Route 3 North Transport Improvements Association, Lease Revenue (Demand Obligation Bond), Series B (AMBAC Insured)	A	3.730	37,800,000

28

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
$17,920	University of Massachusetts Building Authority Project Revenue Refunding, Series 1 (AMBAC Insured)	A	3.740%	$17,920,000
				349,670,325
Michigan—2.06%
20,920	Detroit Sewer Disposal Revenue Second Lien, Series A (ABN AMRO MuniTops Certificates of Trust, Series 2005-3) (MBIA Insured)[1,2]	A	3.780	20,920,000
11,700	Michigan Hospital Finance Authority Revenue (Ascension), Series B3	A	3.740	11,700,000
6,305	Michigan Hospital Finance Authority Revenue (Trinity Health Credit), Series H (CIFG Insured)	A	3.920	6,305,000
40,400	Michigan State Notes, Series A	09/28/07	4.250	40,464,721
4,500	University of Michigan Revenues Refunding (University Hospital), Series A	A	3.900	4,500,000
17,220	University of Michigan Revenues Refunding (University Hospital), Series A-2	A	3.900	17,220,000
				101,109,721
Missouri—1.45%
13,300	Curators University of Missouri Systems Facilities Revenue, Series B	A	3.900	13,300,000
34,415	Kansas City Industrial Development Authority Student Housing Facilities Revenue (Oak Street West Student)	A	3.740	34,415,000
9,600	Missouri Health & Educational Facilities Authority Revenue (Assemblies of God College)	A	3.730	9,600,000
13,800	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series B	A	3.900	13,800,000
				71,115,000
Montana—0.17%
8,100	Forsyth Pollution Control Revenue Refunding (Pacificorp Project)	A	3.900	8,100,000

29

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Nebraska—0.76%
$11,100	NEBHELP, Inc. Revenue (Multiple-Mode), Series E (MBIA Insured)	A	3.800%	$11,100,000
8,330	Nebraska Public Power District Revenue (JP Morgan PUTTERs, Series 1563) (FGIC Insured)[1,2]	A	3.800	8,330,000
17,000	Omaha Public Power District Electric Revenue Sub-Systems, Series AA (Bank of America Austin Certificates, Series 2007-130) (FGIC Insured)[1,2]	A	3.790	17,000,000
760	Sarpy County Hospital Authority No. 1 Health Facilities Revenue (Immanuel Health Systems), Series B	A	3.920	760,000
				37,190,000
Nevada—1.58%
33,700	Clark County Airport Revenue, Sub Lien, Series C (FGIC Insured)	A	3.740	33,700,000
44,000	Clark County Airport Revenue, Sub Lien, Series D-1 (FGIC Insured)	A	3.740	44,000,000
				77,700,000
New Hampshire—0.48%
4,000	Carroll County Tax Anticipation Notes	12/31/07	4.000	4,007,213
13,800	New Hampshire Business Finance Authority Resource Recovery Revenue Refunding (Wheelabrator Technologies Inc.), Series A	A	3.770	13,800,000
5,880	Strafford County Tax Anticipation Notes	12/31/07	4.125	5,889,329
				23,696,542
North Carolina—5.12%
17,225	Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series C	A	3.900	17,225,000
16,125	Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series D	A	3.850	16,125,000
67,975	Charlotte Water & Sewer System Revenue Refunding, Series C	A	3.720	67,975,000
10,300	Fayetteville Public Works Commission Revenue Refunding, Series A (FSA Insured)	A	3.740	10,300,000

30

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
$10,450	North Carolina Eastern Municipal Power Agency Power Systems Revenue Refunding, Series A (MBIA Insured)	A	3.730%	$10,450,000
11,760	North Carolina Educational Facilities Finance Agency Revenue (Elon College)	A	3.750	11,760,000
17,200	North Carolina Medical Care Commission Health Care Facilities Revenue (Citigroup Eagle Class A Certificates 20070062) (MBIA-IBC Insured)[1,2]	A	3.780	17,200,000
16,550	North Carolina Medical Care Commission Hospital Revenue (Baptist Hospitals Project)	A	3.730	16,550,000
21,050	North Carolina Refunding, Series C	A	3.730	21,050,000
26,450	Union County, Series A	A	3.720	26,450,000
15,900	Union County, Series C	A	3.730	15,900,000
20,000	University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A	A	3.730	20,000,000
				250,985,000
Ohio—3.16%
10,000	Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A	A	3.750	10,000,000
5,295	Cincinnati City School District Certificates of Participation (School Improvement Project) (Bank of America Austin Certificates, Series 2007-157) (FSA Insured)[1,2]	A	3.790	5,295,000
14,850	Cleveland Waterworks Revenue (Citigroup Eagle Class A Certificates 20070085) (MBIA Insured)[1,2]	A	3.780	14,850,000
18,900	Columbus Sewer Revenue Refunding	A	3.720	18,900,000
29,415	Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A	A	3.730	29,415,000
14,200	Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A	A	3.750	14,200,000
20,000	Ohio Air Quality Development Authority Revenue Refunding Pollution Control (Firstenergy), Series A	A	3.740	20,000,000

31

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
$20,000	Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy Nuclear), Series B	A	3.710%	$20,000,000
14,900	Ohio Water Development Authority Revenue Refunding (Water Development-Pure Water Project) (MBIA Insured)	A	3.750	14,900,000
7,495	Olentangy Local School District (JP Morgan PUTTERs, Series 1560) (FSA Insured)[1,2]	A	3.800	7,495,000
				155,055,000
Oklahoma—1.04%
14,500	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series B (XLCA Insured)	A	3.720	14,500,000
11,600	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series D (XLCA Insured)	A	3.760	11,600,000
25,000	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series E (XLCA Insured)	A	3.760	25,000,000
				51,100,000
Pennsylvania—6.13%
10,440	Cumberland County Municipal Authority Revenue Refunding (Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project), Series C	A	3.760	10,440,000
13,775	Delaware County Authority, Hospital Revenue (Crozer-Chester Medical Center)	A	3.730	13,775,000
45,450	Delaware Valley Regional Finance Authority (Local Government Revenue)	A	3.760	45,450,000
16,200	Delaware Valley Regional Finance Authority (Local Government Revenue), Series C	A	3.760	16,200,000
7,000	Franklin County Industrial Development Authority Revenue (Menno Haven, Inc. Project)	A	3.750	7,000,000

32

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
$25,435	Lancaster County Hospital Authority Revenue (Health Center, Masonic Homes Project) (AMBAC Insured)	A	3.740%	$25,435,000
44,900	Montgomery County Industrial Development Authority Pollution Control Revenue Refunding (Peco), Series A	A	3.750	44,900,000
28,270	Pennsylvania Public School Building Authority Lease Revenue (School District Philadelphia Project), Series B (Bank of America Macon Certificates, Series 2007-321) (FSA Insured)[1,2]	A	3.780	28,270,000
22,700	Pennsylvania Public School Building Authority Lease Revenue (School District Philadelphia Project), Series 1586 (FSA Insured)[1,2]	A	3.790	22,700,000
1,600	Philadelphia Hospitals & Higher Education Facilities Authority Revenue (Children's Hospital Project), Series B	A	3.860	1,600,000
56,915	Philadelphia Water & Wastewater Revenue Refunding, Series B (FSA Insured)	A	3.730	56,915,000
14,200	University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B	A	3.700	14,200,000
13,720	York General Authority Revenue (Pooled Financing Subordinated), Series B (AMBAC Insured)	A	3.740	13,720,000
				300,605,000
South Carolina—1.28%
14,765	Berkeley County Water & Sewer Revenue Refunding System, Series A (XLCA Insured)	A	3.730	14,765,000
27,800	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series A (MBIA Insured)	A	3.730	27,800,000
9,835	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning Refunding and Improvement (Anderson College)	A	3.730	9,835,000

33

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
$10,605	South Carolina Jobs - Economic Development Authority, Hospital Facilities Revenue (Regional Medical Center of Orangeburg) (AMBAC Insured)	A	3.730%	$10,605,000
				63,005,000
South Dakota—0.24%
11,915	Sioux Falls Sales Tax Revenue (Lehman Brothers Floater Certificates, Series 1886) (MBIA Insured)[1,2]	A	3.780	11,915,000
Tennessee—4.10%
22,700	Blount County Public Building Authority (ABN AMRO MuniTops Certificates of Trust Series 2007-4) (XLCA Insured)[1,2]	A	3.790	22,700,000
130	Clarksville Public Building Authority Revenue, Pooled Financing (Tennessee Municipal Bond Fund)	A	3.870	130,000
23,135	Clarksville Public Building Authority Revenue, Pooled Financing (Tennessee Municipal Bond Fund)	A	3.730 to 3.870	23,135,000
13,270	Knox County Health Educational & Housing Facilities Board Revenue Refunding (Baptist Hospital Systems Project)	A	3.740	13,270,000
23,050	Metropolitan Government of Nashville & Davidson County, Industrial Development Board Revenue (Nashville Symphony Hall Project)	A	3.730	23,050,000
11,000	Metropolitan Government of Nashville & Davidson County, Industrial Development (David Lipscomb University Project)	A	3.740	11,000,000
12,820	Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project)	A	3.740	12,820,000
14,580	Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool)	A	3.730	14,580,000
1,630	Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool)	A	3.870	1,630,000

34

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Tennessee—(concluded)
$78,550	Shelby County Public Improvement and School, Series B	A	3.720%	$78,550,000
				200,865,000
Texas—12.51%
18,000	Alamo Community College District (Bank of America Austin Certificates, Series 2007-127) (FGIC Insured)[1,2]	A	3.790	18,000,000
23,100	Arlington Special Obligation (Special Tax-Dallas Cowboys), Series B (MBIA Insured)	A	3.800	23,100,000
7,670	Austin Convention Enterprises Inc. Convention Center (Citigroup Eagle Class A Certificates 20060158), (XLCA Insured)[1,2]	A	3.800	7,670,000
19,215	Austin Water & Wastewater Systems Revenue Refunding (FSA Insured)	A	3.800	19,215,000
10,005	Bryan Independent School District (ABN AMRO MuniTops Certificates of Trust, Series 2007-20) (PSF-GTD)[1,2]	A	3.790	10,005,000
9,340	Dallas Area Rapid Transit (JP Morgan PUTTERs, Series 3974) (AMBAC Insured)[1,2]	A	3.800	9,340,000
15,000	Dallas North Tollway System Revenue, Series C (FGIC Insured)	A	3.770	15,000,000
20,000	Dallas Waterworks & Sewer Systems Revenue Refunding (Bank of America Austin Certificates, Series 2007-136) (AMBAC Insured)[1,2]	A	3.790	20,000,000
14,775	Eagle Mountain & Saginaw Independent School District (ABN AMRO MuniTops Certificates of Trust, Series 2006-74) (PSF-GTD)[1,2]	A	3.790	14,775,000
12,895	Fort Worth Independent School District (JP Morgan PUTTERs, Series 1673) (PSF-GTD)[1,2]	A	3.790	12,895,000
10,500	Harris County (Citigroup Eagle Class A Certificates 20070078) (MBIA Insured)[1,2]	A	3.780	10,500,000
20,955	Harris County Health Facilities Development Corp. Revenue (Christus Health), Series A-2 (AMBAC Insured)	A	3.730	20,955,000

35

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Texas—(continued)
$21,120	Harris County (JP Morgan PUTTERs, Series 1682) (MBIA-IBC Insured)[1,2]	A	3.790%	$21,120,000
5,275	Harris County, Series A (Merrill Lynch P-Floats, Series 445) (MBIA Insured)[1,2]	A	3.790	5,275,000
15,000	Harris County Tax Anticipation Notes	02/29/08	4.500	15,081,698
2,000	Houston Higher Education Finance Corp. Revenue (Citigroup Eagle Class A Certificates 20070077)[1,2]	A	3.780	2,000,000
6,300	Houston Water & Sewer Systems Revenue (Wachovia Bank Merlots), Series C56 (MBIA Insured)[1],2	A	3.790	6,300,000
10,000	Houston Water & Sewer Systems Revenue Refunding (Junior Lien), Series A (Pre-refunded with US Government Securities to 12/01/07 @101) (FGIC Insured)	12/01/07	5.250	10,126,885
4,950	Lamar Consolidated Independent School District (Citigroup Eagle Class A Certificates 20070045) (PSF-GTD Insured)[1],2	A	3.780	4,950,000
11,995	Matagorda County Navigation District No. 1 Pollution Control Revenue Refunding (AEP Texas Project), Series A (Bank of America Macon Certificates, Series 2007-323) (AMBAC Insured)[1],2	A	3.790	11,995,000
10,640	North Texas Municipal Water District Water Systems Revenue (JP Morgan PUTTERs, Series 1656) (FGIC Insured)[1],2	A	3.790	10,640,000
7,635	Northwest Independent School District School Building (Bank of America Austin Certificates, Series 2007-153) (PSF-GTD)[1],2	A	3.780	7,635,000
21,380	Pasadena Independent School District (ABN AMRO MuniTops Certificates of Trust, Series 2006-57) (PSF-GTD)[1],2	A	3.790	21,380,000
26,870	San Antonio Electric & Gas Refunding (Bank of America Austin Certificates, Series 2007-165)[1],2	A	3.780	26,870,000
14,150	San Antonio Water Revenue (JP Morgan PUTTERs, Series 1196) (MBIA Insured)[1],2	A	3.790	14,150,000
7,825	San Marcos Consolidated Independent School District (JP Morgan PUTTERs, Series 1506) (PSF-GTD)[1],2	A	3.670	7,825,000

36

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
$7,050	Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project)	A	3.790%	$7,050,000
21,000	Texas (Citigroup Eagle Class A Certificates 20070082)[1,2]	A	3.780	21,000,000
10,140	Texas (Morgan Stanley Floater Certificates), Series 1903[1],2	A	3.790	10,140,000
164,425	Texas Tax and Revenue Anticipation Notes	08/31/07	4.500	164,643,346
24,165	Texas Turnpike Authority, Central Texas Turnpike System Revenue, First Tier, Series B (AMBAC Insured)	A	3.730	24,165,000
14,800	Waco Educational Finance Corp. Revenue (Baylor University) (XLCA Insured)	A	3.700	14,800,000
18,325	Waco Educational Finance Corp. Revenue (Baylor University), Series A (XLCA Insured)	A	3.700	18,325,000
6,230	Williamson County (JP Morgan PUTTERs, Series 1511) (FSA Insured)[1],2	A	3.800	6,230,000
				613,156,929
Utah—1.86%
19,300	Intermountain Power Agency Power Supply Revenue Refunding, Subseries A (FGIC Insured)	A	3.740	19,300,000
11,200	Murray City Hospital Revenue (IHC Health Services Inc.), Series A	A	3.760	11,200,000
16,800	Salt Lake County Pollution Control Revenue Refunding (Service Station Holdings Project)	A	3.920	16,800,000
44,025	Utah County Hospital Revenue (IHC Health Services, Inc.), Series B	A	3.800	44,025,000
				91,325,000
Vermont—0.31%
14,995	University of Vermont & St. Agric College (ABN AMRO MuniTops Certificates of Trust, Series 2005-58) (MBIA Insured)[1],2	A	3.780	14,995,000

37

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Virginia—0.20%
$10,000	Charlottesville Industrial Development Authority Educational Facilities Revenue (University of Virginia Foundation Projects), Series B	A	3.710%	$10,000,000
Washington—4.25%
43,000	King County Sewer Revenue (Citigroup Eagle Class A Certificates 20070084) (FSA Insured)[1,2]	A	3.780	43,000,000
23,195	King County Sewer Revenue (Junior Lien), Series A	A	3.750	23,195,000
22,200	King County Sewer Revenue (Junior Lien), Series B	A	3.730	22,200,000
18,115	King County Sewer Revenue (Merrill Lynch P-Floats, Series 4194) (FSA Insured)[1,2]	A	3.800	18,115,000
17,445	King County Sewer Revenue Refunding, Second Series (Merrill Lynch P-Floats, Series 4196) (FSA Insured)[1,2]	A	3.800	17,445,000
21,420	Washington Public Power Supply Systems Nuclear Project No. 1 Electric Revenue Refunding, Series 1A-2	A	3.740	21,420,000
24,970	Washington Public Power Supply Systems Nuclear Project No. 3 Electric Revenue Refunding, Series 3A (MBIA Insured)	A	3.700	24,970,000
20,980	Washington (JP Morgan PUTTERs, Series 1770) (AMBAC Insured)[1,2]	A	3.790	20,980,000
17,250	Washington (JP Morgan PUTTERs, Series 1802B) (AMBAC Insured)[1,2]	A	3.790	17,250,000
				208,575,000
Wisconsin—0.74%
11,000	Oconomowoc Area School District Tax & Revenue Anticipation Notes	08/23/07	4.500	11,013,924
10,000	Wisconsin Center District Tax Revenue, Series A	A	3.770	10,000,000

38

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
$15,200	Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B	A	3.740%	$15,200,000
				36,213,924
Total municipal bonds and notes (cost—$4,240,834,311)				4,240,834,311
Tax-exempt commercial paper—7.71%
Arizona—0.25%
12,500	Salt River Agricultural Improvement & Power District	09/10/07	3.740	12,500,000
Florida—2.35%
14,915	City of Jacksonville	08/06/07	3.800	14,915,000
24,000	Florida Local Government Finance Commission Pooled Loan Program	08/14/07	3.700	24,000,000
27,200	Jacksonville Electric Authority	08/08/07 to 08/09/07	3.700	27,200,000
30,000	Jacksonville Electric Authority, Series 200-F	08/07/07 to 08/08/07	3.700 to 3.720	30,000,000
19,200	Palm Beach County School Board Certificates	08/13/07 to 08/16/07	3.760 to 3.780	19,200,000
				115,315,000
Georgia—0.31%
10,000	Emory University	08/21/07	3.720	10,000,000
5,000	Metropolitan Atlanta Rapid Transit Authority	09/06/07	3.780	5,000,000
				15,000,000
Illinois—0.88%
43,000	Evanston Hospital	07/12/07 to 08/16/07	3.650 to 3.780	43,000,000
Louisiana—0.28%
13,970	Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop, Inc. First Stage), Series A	08/09/07	3.790	13,970,000

39

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Tax-exempt commercial paper—(continued)
Maryland—0.51%
$25,000	Baltimore County Metro District	08/10/07	3.670%	$25,000,000
Nevada—0.05%
2,300	Las Vegas Valley Water District	08/09/07	3.780	2,300,000
New York—0.52%
25,500	New York City Municipal Water Authority	09/10/07	3.720	25,500,000
Tennessee—0.50%
24,400	Tennessee State School Bond Authority	08/15/07 to 09/10/07	3.750 to 3.770	24,400,000
Texas—1.83%
10,000	Austin Utility Systems Revenue	08/24/07	3.780	10,000,000
30,150	City of Houston	08/09/07 to 09/07/07	3.750 to 3.780	30,150,000
25,100	Houston Higher Education Finance Authority (Rice University)	08/30/07	3.770	25,100,000
9,000	Houston Water and Sewer, Series A	07/13/07	3.680	9,000,000
10,000	San Antonio Electric and Gas, Series A	09/07/07	3.750	10,000,000
5,600	Texas Public Finance Authority	08/15/07	3.760	5,600,000
				89,850,000
Washington—0.23%
11,300	King County Sewer Revenue	09/12/07	3.670	11,300,000
Total tax-exempt commercial paper (cost—$378,135,000)				378,135,000
Municipal asset-backed securities (Multiple underlying bonds)—4.54%
California—3.98%
194,995	JP Morgan Chase & Co. I-PUTTERs Trust, Series 1710P (FSA Insured)[1,2]	A	3.870	194,995,000

40

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal asset-backed securities (Multiple underlying bonds)—(concluded)
Multi-state—0.56%
$12,020	JP Morgan Chase & Co. I-PUTTERs Trust, Series 1633P1,2	A	3.980%	$12,020,000
15,520	JP Morgan Chase & Co. I-PUTTERs Trust, Series 1684P1,2	A	3.980	15,520,000
				27,540,000
Total municipal asset-backed securities (Multiple underlying bonds) (cost—$222,535,000)				222,535,000
Total investments (cost—$4,841,504,311 which approximates cost for federal income tax purposes)—98.75%				4,841,504,311
Other assets in excess of liabilities—1.25%				61,384,917
Net assets (applicable to 4,903,640,272 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				$4,902,889,228
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 26.68% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
A	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2007 and reset periodically.

ACES	Adjustable Convertible Extendable Securities
ACI	Associated Colleges of Illinois
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
IBC	Insured Bond Certificate
MBIA	Municipal Bond Investors Assurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
XLCA	XL Capital Assurance

Weighted average maturity—17 days

See accompanying notes to financial statements

41

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—93.15%
$13,425	California, Daily Kindergarten Universal, Series A-1	A	3.880%	$13,425,000
12,100	California, Daily Kindergarten Universal, Series A-5	A	3.820	12,100,000
1,800	California, Daily Kindergarten Universal, Series B-2	A	3.850	1,800,000
27,400	California Department of Water Resources Power Supply Revenue, Series B-1	A	3.790	27,400,000
10,500	California Department of Water Resources Power Supply Revenue, Series B-3	A	3.850	10,500,000
12,650	California Department of Water Resources Power Supply Revenue, Series B-5	A	3.810	12,650,000
7,200	California Department of Water Resources Power Supply Revenue, Subseries F-3	A	3.790	7,200,000
30,000	California Department of Water Resources Power Supply Revenue, Subseries F-5	A	3.830	30,000,000
10,500	California Department of Water Resources Power Supply Revenue, Subseries G-14 (FGIC Insured)	A	3.630	10,500,000
10,000	California Educational Facilities Authority Revenue (Life Chiropractic College)	06/30/08	3.720	10,084,400
10,100	California Educational Facilities Authority Revenue Refunding (Carnegie Institution of Washington), Series A	A	3.630	10,100,000
3,900	California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A	A	3.660	3,900,000
10,000	California Health Facilities Financing Authority Revenue (Catholic Health Facilities), Series J	A	3.690	10,000,000
4,860	California Health Facilities Financing Authority Revenue (Hospital Adventist Health Systems), Series A	A	3.820	4,860,000
6,250	California Health Facilities Financing Authority Revenue (Insured Hospital Adventist), Series A (MBIA Insured)	A	3.810	6,250,000

42

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$11,315	California Health Facilities Financing Authority Revenue (Insured Hospital Adventist), Series B (MBIA Insured)	A	3.810%	$11,315,000
400	California Health Facilities Financing Authority Revenue (Insured Sutter/CHS), Series B (AMBAC Insured)	A	3.830	400,000
21,100	California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C	A	3.750	21,100,000
15,500	California Infrastructure & Economic Development Bank Revenue (Buck Institute for Age Research)	A	3.680	15,500,000
11,255	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series B	A	3.810 to 3.820	11,255,000
8,000	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series D	A	3.810	8,000,000
9,994	California Public Works Board Lease Revenue, (Floaters-Series 1717) (FGIC Insured)[1,2]	A	3.750	9,994,000
24,000	California School Cash Reserve Program Certificates of Participation 2007-2008, Series A	07/01/08	4.250	24,143,760
4,999	California, (Floaters-Series 1599) (MBIA Insured)[1],2	A	3.750	4,998,500
20,100	California, Series A-2	A	3.820	20,100,000
7,800	California, Series B, Subseries B-5	A	3.680	7,800,000
9,100	California, Series B, Subseries B-6	A	3.880	9,100,000
13,300	California, Series C-4	A	3.680	13,300,000
6,810	California Statewide Communities Development Authority Revenue (Cathedral High School Project)	A	3.550	6,810,000
10,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series B	A	3.750	10,000,000

43

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$22,160	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series C	A	3.750%	$22,160,000
3,400	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series M	A	3.750	3,400,000
11,200	California Statewide Communities Development Authority Revenue (Sweep Loan Program), Series A	A	3.700	11,200,000
7,395	California, Weekly Kindergarten Universal, Public Series A-9	A	3.660	7,395,000
5,000	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation, Series C (Series 98B)	A	3.810	5,000,000
12,825	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Jewish Home San Francisco)	A	3.810	12,825,000
8,000	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series B-2 (XLCA Insured)	A	3.610	8,000,000
22,000	Desert Sands California Unified School District (ABN AMRO MuniTops Certificate Trust, Series 2006-41) (AMBAC Insured)[1,2]	A	3.740	22,000,000
10,525	East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries 1 (XLCA Insured)	A	3.680	10,525,000
7,450	East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries A (Bank of America Austin Certificates, Series 2007-158) (AMBAC Insured)[1,2]	A	3.740	7,450,000
15,000	East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured)[1,2]	A	3.730	15,000,000
3,955	East Bay Municipal Utility District Water Systems Revenue Refunding, Series A (Bank of America Austin Certificates, Series 2007-154) (FGIC Insured)[1,2]	A	3.740	3,955,000

44

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$9,260	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B (XLCA Insured)	A	3.700%	$9,260,000
10,500	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-1 (XLCA Insured)	A	3.680	10,500,000
15,475	Foothill-De Anza Community College District, (Floaters-Series 1844) (AMBAC Insured)[1],2	A	3.750	15,475,000
7,845	Foothill-De Anza Community College District, Series B (P-Floats), Series 4151 (AMBAC Insured)[1],2	A	3.750	7,845,000
5,103	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 04-20), Series B	A	3.800	5,103,000
2,700	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 05-21), Series A	A	3.800	2,700,000
3,300	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 07-22), Series A	A	3.800	3,300,000
2,600	Irvine Ranch Water District Consolidated Bonds	A	3.800	2,600,000
3,800	Irvine Ranch Water District (Nos. 105, 140, 240 & 250)	A	3.800	3,800,000
25,000	Los Angeles County Tax and Revenue Anticipation Notes	06/30/08	4.500	25,211,000
1,500	Los Angeles County Transport Commission Sales Tax and Revenue, Series A (FGIC Insured)	A	3.670	1,500,000
6,490	Los Angeles Unified School District (Bank of America Austin Certificates, Series 109) (FGIC Insured)[1,2]	A	3.740	6,490,000
8,000	Los Angeles Unified School District (Citigroup Eagle Class A Certificates 20070061) (AMBAC Insured)[1,2]	A	3.730	8,000,000
14,000	Los Angeles Unified School District (JP Morgan PUTTERs, Series 1558) (FGIC Insured)[1,2]	A	3.750	14,000,000

45

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$7,235	Los Angeles Unified School District Refunding, Series B (Bank of America Austin Certificates, Series 2007-146) (FGIC Insured)[1,2]	A	3.740%	$7,235,000
15,500	Los Angeles Unified School District Tax and Revenue Anticipation Notes	12/03/07	4.500	15,551,387
24,900	Los Angeles Wastewater Systems Revenue Refunding, Subseries A (XLCA Insured)	A	3.630	24,900,000
6,000	Los Angeles Wastewater Systems Revenue Refunding, Subseries B-1 (XLCA Insured)	A	3.610	6,000,000
8,200	Los Angeles Wastewater Systems Revenue Refunding, Subseries D (XLCA Insured)	A	3.670	8,200,000
6,600	Los Angeles Water and Power Revenue, Subseries A-3	A	3.690	6,600,000
5,000	Los Angeles Water and Power Revenue, Subseries A-4	A	3.690	5,000,000
9,900	Los Angeles Water and Power Revenue, Subseries A-5	A	3.700	9,900,000
35,175	Los Angeles Water and Power Revenue, Subseries B-3	A	3.870	35,175,000
1,000	Los Angeles Water and Power Revenue, Subseries B-6	A	3.810	1,000,000
4,600	Menlo Park Community Development Agency Tax Allocation Refunding (Las Pulgas Community Development) (AMBAC Insured)	A	3.880	4,600,000
15,000	Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071)[1,2]	A	3.730	15,000,000
7,175	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A	A	3.750	7,175,000
11,295	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2	A	3.690	11,295,000
10,460	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series C-2	A	3.700	10,460,000
12,700	Metropolitan Water District Southern California Waterworks Revenue, Series B-3	A	3.820	12,700,000

46

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$1,300	Metropolitan Water District Southern California Waterworks Revenue, Series C-2	A	3.830%	$1,300,000
3,950	Modesto Irrigation District Financing Authority Revenue, (Floaters-Series 1849) (MBIA Insured)[1,2]	A	3.770	3,950,000
14,080	Newport Beach Revenue (Hoag Memorial Hospital), Series A	A	3.800	14,080,000
9,010	Newport Beach Revenue (Hoag Memorial Hospital), Series C	A	3.800	9,010,000
16,100	Northern California Power Agency Revenue Refunding (Hydroelectric No. 1-A) (MBIA Insured)	A	3.680	16,100,000
20,513	Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2	A	3.660	20,513,000
15,000	Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2	A	3.700	15,000,000
8,700	Oakland Certificates of Participation (Capital Equipment Project)	A	3.750	8,700,000
6,490	Orange County Apartment Development Revenue (Niguel Village), Series AA	A	3.650	6,490,000
13,200	Orange County Apartment Development Revenue (Seaside Meadow Partners), Series C (FHLMC Insured)	A	3.680	13,200,000
5,200	Orange County Sanitation District Certificates of Participation	A	3.850	5,200,000
40,000	Orange County Water District Revenue Certificates of Participation, Series A	A	3.670	40,000,000
4,500	Puerto Rico Electric Power Authority Power Revenue (Wachovia Bank Merlots), Series C-58 (FGIC Insured)[1,2]	A	3.770	4,500,000
4,700	Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A	A	3.690	4,700,000
7,160	Sacramento Area Flood Control Agency, Series A (Bank of America Austin Certificates, Series 2007-162) (FGIC Insured)[1,2]	A	3.740	7,160,000

47

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$5,135	Sacramento County Certificates of Participation (Administration Center and Courthouse Project)	A	3.630%	$5,135,000
20,000	Sacramento County Water Financing Authority Revenue, (Floaters-Series 1769) (FGIC Insured)[1,2]	A	3.750	20,000,000
12,000	Sacramento Unified School District Certificates of Participation (FSA Insured)	A	3.750	12,000,000
10,000	San Bernardino County Certificates of Participation (County Center Refinancing Project)	A	3.690	10,000,000
4,350	San Bernardino County Flood Control District Judgement Obligation, Series A (Merrill Lynch P-Floats, Series 4167) (AMBAC Insured)[1,2]	A	3.750	4,350,000
7,000	San Diego County and School District Tax and Revenue Anticipation Notes, Series A	06/30/08	4.500	7,060,270
7,060	San Diego Unified School District (Bank of America Austin Certificates, Series 110) (FSA Insured)[1,2]	A	3.740	7,060,000
4,350	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33I (XLCA Insured)	A	3.610	4,350,000
18,200	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33J (XLCA Insured)	A	3.640	18,200,000
6,285	San Francisco City and County Certificates of Participation, (Floaters-Series 1883) (FGIC Insured)[1,2]	A	3.740	6,285,000
4,000	San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4)	A	3.650	4,000,000
4,530	San Jose Redevelopment Agency Tax Allocation (JP Morgan PUTTERs, Series 1620) (MBIA Insured)[1,2]	A	3.750	4,530,000
5,900	San Jose Redevelopment Agency Tax Allocation (JP Morgan PUTTERs, Series 1621) (MBIA Insured)[1,2]	A	3.750	5,900,000
10,000	San Jose Redevelopment Agency Tax Allocation, (P-Floats, Series MT-344) (AMBAC Insured)[1,2]	A	3.750	10,000,000

48

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(concluded)
$1,000	Santa Ana Health Facilities Revenue (Multi Modal Town and County)	A	3.820%	$1,000,000
20,800	Santa Clara Unified School District Tax and Revenue Anticipation Notes	07/02/07 to 07/01/08	4.500	20,904,148
15,050	Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured)	A	3.690	15,050,000
5,300	South Placer Wastewater Authority California Wastewater Revenue, Series B (FGIC Insured)	A	3.770	5,300,000
600	Southern California Public Power Authority Transmission Project Revenue, Subordinated Refunding (Southern Transmission Project) (AMBAC Insured)	A	3.680	600,000
2,300	Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project)	A	3.810	2,300,000
10,340	University of California Regents Pooled Revenue (Bank of America Austin Certificates, Series 2007-118) (MBIA Insured)[1,2]	A	3.740	10,340,000
10,000	University of California Revenue (Bank of America Austin Certificates, Series 2007-119) (FSA Insured)[1,2]	A	3.740	10,000,000
6,100	University of California Revenue (JP Morgan PUTTERs, Series 1671)[1,2]	A	3.750	6,100,000
14,135	Western Placer Unified School Certificates of Participation (School Facilities Project), Series A (FSA Insured)	A	3.620	14,135,000
Total municipal bonds and notes (cost—$1,144,573,465)				1,144,573,465
Tax-exempt commercial paper—6.71%
17,500	California Educational Facilities Authority Revenue Refunding (Carnegie Institute of Washington)	08/09/07 to 08/10/07	3.620	17,500,000
8,000	Contra Costa Water District, Series A	08/15/07	3.630	8,000,000
7,500	Long Beach Gas Utility	08/08/07	3.630	7,500,000
5,000	Los Angeles County Department of Water and Power	08/13/07	3.700	5,000,000

49

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Tax-exempt commercial paper—(concluded)
$4,250	Los Angeles County Transportation	09/06/07	3.680%	$4,250,000
2,625	Los Angeles Municipal Corp.	08/14/07	3.700	2,625,000
7,500	Riverside County	09/05/07	3.730	7,500,000
9,000	San Diego County Regional Transportation Commission	09/10/07 to 09/11/07	3.700	9,000,000
5,000	San Diego County Water	08/08/07	3.580	5,000,000
8,000	San Jose Finance Authority	07/11/07 to 09/06/07	3.700 to 3.730	8,000,000
8,100	Ventura County Public Finance Authority	09/12/07	3.700	8,100,000
Total tax-exempt commercial paper (cost—$82,475,000)				82,475,000
Municipal asset-backed securities (Multiple underlying bonds)—6.68%
82,045	JP Morgan Chase & Co. I-PUTTERs Trust, Series 1711P (FSA Insured)[1],2 (cost—$82,045,000)	A	3.870	82,045,000
Total investments (cost—$1,309,093,465 which approximates cost for federal income tax purposes)—106.54%				1,309,093,465
Liabilities in excess of other assets—(6.54)%				(80,405,934)
Net assets (applicable to 1,229,099,678 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$1,228,687,531

A	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2007 and reset periodically.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 26.02% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

ACES	Adjustable Convertible Extendable Securities
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance
PUTTERs	Puttable Tax-Exempt Receipts
XLCA	XL Capital Assurance

Weighted average maturity—29 days

See accompanying notes to financial statements

50

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—91.02%
$25,545	New York State Dormitory Authority Revenue (Cornell University), Series B	A	3.700 to 3.840%	$25,545,000
15,968	New York State Dormitory Authority Revenue (Mental Health Facilities Improvement), Series F-2B (FSA Insured)	A	3.700	15,968,000
6,422	New York State Dormitory Authority Revenue (Metropolitan Museum of Art)	A	3.720	6,422,000
15,300	New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B	A	3.690	15,300,000
8,000	New York State Dormitory Authority Revenue Non-State Supported Debt (Long Island University) (CIFG Insured)	A	3.910	8,000,000
4,780	New York State Dormitory Authority Revenue (Wagner College)	A	3.770	4,780,000
6,135	New York State Dormitory Authority State Personal Income Tax Revenue Education, Series D (Bank of America Austin Certificates, Series 2007-159)[1],2	A	3.770	6,135,000
15,000	New York State Dormitory Authority State Personal Income Tax Revenue, (Floaters-Series 1598)[1],2	A	3.780	15,000,000
6,000	New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1	A	3.690	6,000,000
11,750	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A (AMBAC Insured)	A	3.670	11,750,000
10,400	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A (FGIC Insured)	A	3.670	10,400,000
4,900	New York State Housing Finance Agency (Normandie Court I Project)	A	3.700	4,900,000
15,100	New York State Housing Finance Agency Revenue (Housing Historic Front Street), Series A	A	3.690	15,100,000

51

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$9,600	New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured)	A	3.770%	$9,600,000
19,600	New York State Housing Finance Agency Service Contract Revenue Refunding, Series A	A	3.720	19,600,000
9,800	New York State Housing Finance Agency Service Contract Revenue Refunding, Series D	A	3.720	9,800,000
5,800	New York State Local Government Assistance Corp., Series C	A	3.700	5,800,000
11,865	New York State Local Government Assistance Corp., Series G	A	3.670	11,865,000
10,000	New York State Thruway Authority Highway & Bridge Trust Fund (JP Morgan PUTTERs, Series 330) (MBIA Insured)[1,2]	A	3.770	10,000,000
6,235	New York State Thruway Authority Personal Income Tax Revenue (JP Morgan PUTTERs, Series 1186) (FSA Insured)[1,2]	A	3.770	6,235,000
5,790	New York State Thruway Authority Second Generation Highway & Bridge Trust Fund (JP Morgan PUTTERs, Series 1413) (AMBAC Insured)[1,2]	A	3.770	5,790,000
14,000	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-B (CIFG Insured)	A	3.670	14,000,000
8,570	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-C (CIFG Insured)	A	3.680	8,570,000
3,000	Board of Cooperative Educational Services First Supervisory District Revenue Anticipation Notes	06/27/08	4.250	3,013,350
3,720	Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A	A	3.720	3,720,000
10,220	Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A	A	3.710	10,220,000
6,550	Erie County Water Authority (AMBAC Insured)	A	3.680	6,550,000
2,290	Great Neck North Water Authority Systems Revenue, Series A (FGIC Insured)	A	3.680	2,290,000

52

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$3,814	Haverstraw Stony Point Central School District (FSA Insured)	10/15/07	4.500%	$3,824,031
8,000	Hudson Yards Infrastructure Corp. Revenue (JP Morgan PUTTERs, Series 1649) (MBIA Insured)[1,2]	A	3.770	8,000,000
25,500	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3	A	3.690	25,500,000
1,045	Liberty Development Corp. Revenue (Merrill Lynch P-Floats, Series 3843)[1,2]	A	3.780	1,045,000
8,995	Long Island Power Authority Electric Systems Revenue (JP Morgan PUTTERs, Series 1917) (FGIC Insured)[1,2]	A	3.770	8,995,000
10,000	Long Island Power Authority Electric Systems Revenue, (P-Floats, Series MT-360) (FGIC Insured)[1],2	A	3.770	10,000,000
7,000	Long Island Power Authority Electric Systems Revenue, Series D (FSA Insured)	A	3.680	7,000,000
1,335	Long Island Power Authority Electric Systems Revenue, Subseries 1-B	A	3.840	1,335,000
8,600	Long Island Power Authority Electric Systems Revenue, Subseries 3-B	A	3.810	8,600,000
1,000	Merrick Union Free School District Tax Anticipation Notes	06/24/08	4.250	1,004,890
10,375	Metropolitan Transit Authority New York Dedicated Tax Fund (ABN AMRO MuniTops Certificates Trust, Series 2006-49) (MBIA Insured)[1,2]	A	3.770	10,375,000
5,395	Metropolitan Transportation Authority New York Dedicated Tax Fund Refunding, Series A-1 (XLCA Insured)	A	3.730	5,395,000
9,850	Metropolitan Transportation Authority Revenue (Citigroup Eagle Class A Certificates 20070074) (FSA Insured)[1,2]	A	3.770	9,850,000
6,790	Metropolitan Transportation Authority Revenue (JP Morgan PUTTERs, Series 1659) (FSA Insured)[1,2]	A	3.770	6,790,000
16,500	Mineola Union Free School District Tax Anticipation Notes	06/27/08	4.250	16,578,601

53

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$6,665	Monroe County Industrial Development Agency Civic Facilities Revenue Refunding (Nazareth College), Series B (MBIA Insured)	A	3.710%	$6,665,000
4,625	Nassau County Interim Finance Authority, Series A (FSA Insured)	A	3.600	4,625,000
26,900	New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A	A	3.680	26,900,000
6,500	New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured)	A	3.650	6,500,000
7,100	New York City Housing Development Corp. Special Obligation Revenue (Montefiore Medical Center), Series A	A	3.630	7,100,000
5,110	New York City Industrial Development Agency Civic Facility Revenue (Allen Stevenson School)	A	3.770	5,110,000
31,885	New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project)	A	3.680	31,885,000
4,205	New York City Industrial Development Agency Civic Facility Revenue (Church of Heavenly Rest)	A	3.710	4,205,000
3,150	New York City Industrial Development Agency Civic Facility Revenue (Convent Sacred Heart School)	A	3.700	3,150,000
8,240	New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project)	A	3.680	8,240,000
27,550	New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series B	A	3.870	27,550,000
1,325	New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1	A	3.850	1,325,000
8,335	New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series C (ABN AMRO MuniTops Certificates Trust, Series 2006-3) (XLCA Insured)[1,2]	A	3.770	8,335,000

54

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$10,000	New York City Municipal Water Authority (Bank of America Austin Certificates, Series 2007-132)[1,2]	A	3.770%	$10,000,000
12,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (ABN AMRO MuniTops Certificates Trust, Series 2004-46) (FSA Insured)[1,2]	A	3.770	12,000,000
7,800	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series AA-1	A	3.880	7,800,000
2,900	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series AA-2	A	3.850	2,900,000
2,400	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series A (FGIC Insured)	A	3.870	2,400,000
7,900	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C (FGIC Insured)	A	3.810	7,900,000
6,400	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-1	A	3.810	6,400,000
4,500	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries C-1	A	3.810	4,500,000
10,600	New York City, Series E, Subseries E-2	A	3.850	10,600,000
11,185	New York City, Subseries A-4	A	3.870	11,185,000
3,750	New York City, Subseries A-6 (FSA Insured)	A	3.870	3,750,000
9,215	New York City Trust for Cultural Resources Revenue (Museum of Broadcasting)	A	3.630	9,215,000
4,800	Niagara Falls Bridge Commission Toll Revenue, Series A (FGIC Insured)	A	3.680	4,800,000
14,285	Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College) (MBIA Insured)	A	3.680	14,285,000
7,000	Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project)	A	3.710	7,000,000

55

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(concluded)
$9,000	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	3.880%	$9,000,000
15,700	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	3.880	15,700,000
4,000	Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project)	A	3.750	4,000,000
9,500	Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C	A	3.710	9,500,000
15,500	Suffolk County Tax Anticipation Notes	08/16/07	4.250	15,514,387
18,700	Suffolk County Water Authority Bond Anticipation Notes	A	3.650	18,700,000
16,000	Triborough Bridge & Tunnel Authority Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2002-31) (MBIA Insured)[1,2]	A	3.770	16,000,000
8,820	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B (AMBAC Insured)	A	3.720	8,820,000
7,600	Triborough Bridge & Tunnel Authority Revenue (JP Morgan PUTTERs, Series 1916)[1,2]	A	3.770	7,600,000
Total municipal bonds and notes (cost—$757,805,259)				757,805,259
Tax-exempt commercial paper—9.17%
6,500	New York City General Obligation Bonds	08/09/07	3.780	6,500,000
5,000	New York State Dormitory Authority Revenue (Cornell University)	08/08/07	3.700	5,000,000
3,500	New York State Environmental Quality	09/10/07	3.720	3,500,000
26,800	New York State Power Authority	08/03/07 to 09/10/07	3.700 to 3.720	26,800,000
10,000	Metropolitan Transportation Authority	11/05/07	3.740	10,000,000

56

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Tax-exempt commercial paper—(concluded)
$24,590	Port Authority of New York & New Jersey	08/10/07 to 08/24/07	3.650 to 3.760%	$24,590,000
Total tax-exempt commercial paper (cost—$76,390,000)				76,390,000
Total investments (cost—$834,195,259 which approximates cost for federal income tax purposes)—100.19%				834,195,259
Liabilities in excess of other assets—(0.19)%				(1,605,124)
Net assets (applicable to 832,712,922 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$832,590,135
A	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2007 and reset periodically.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 18.27% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AMBAC	American Municipal Bond Assurance Corporation
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance
PUTTERs	Puttable Tax-Exempt Receipts
XLCA	XL Capital Assurance

Weighted average maturity—20 days

See accompanying notes to financial statements

57

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—98.08%
$2,000	New Jersey Economic Development Authority Market Transition Facility Revenue Refunding (Senior Lien), Series A (MBIA Insured)	07/01/07	6.000%	$2,000,000
675	New Jersey Economic Development Authority Revenue (Bayonne Project Improvement), Series A	A	3.810	675,000
1,300	New Jersey Economic Development Authority Revenue (Bayonne Project Improvement), Series B	A	3.810	1,300,000
10,150	New Jersey Economic Development Authority Revenue (Bayonne Project Improvement), Series C	A	3.810	10,150,000
3,380	New Jersey Economic Development Authority Revenue (Crowley Liner Services Project)	A	3.700	3,380,000
750	New Jersey Economic Development Authority Revenue (Danic Urban Renewal)	A	3.770	750,000
555	New Jersey Economic Development Authority Revenue (Hun School Princeton Project)	A	3.690	555,000
405	New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project)	A	3.720	405,000
1,780	New Jersey Economic Development Authority Revenue (JP Morgan PUTTERs, Series 853) (FSA Insured)[1,3]	A	3.770	1,780,000
2,010	New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project)[2]	A	3.720	2,010,000
2,905	New Jersey Economic Development Authority Revenue (Stolthaven Project), Series A	A	3.810	2,905,000
1,630	New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership)[2]	A	3.820	1,630,000
400	New Jersey Economic Development Authority Revenue Refunding (El Dorado Terminals), Series B	A	3.810	400,000
1,000	New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan)	A	3.720	1,000,000
4,500	New Jersey Economic Development Authority Revenue Refunding (Foreign Trade Zone Project)	A	3.920	4,500,000

58

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$1,410	New Jersey Economic Development Authority School Revenue (Facilities Construction), Subseries R-1	A	3.880%	$1,410,000
3,200	New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC)[2]	A	3.770	3,200,000
2,000	New Jersey Economic Development Authority Transportation, (Floating Rate-TRS, Series N-10 Regulation D) (AMBAC Insured)[1],3	A	3.720	2,000,000
5,550	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series A (AMBAC Insured)	A	3.880	5,550,000
1,000	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series C (AMBAC Insured)[2]	A	3.920	1,000,000
5,555	New Jersey Educational Facilities Authority (College of New Jersey), Series A (AMBAC Insured)	A	3.690	5,555,000
5,235	New Jersey Educational Facilities Authority (Princeton University), Series B	A	3.800 to 3.840	5,235,000
7,500	New Jersey Educational Facilities Authority Revenue Refunding (Institutional Advanced Study), Series B	A	3.680	7,500,000
1,800	New Jersey Environmental Infrastructure Trust (EnCap Golf Holdings, LLC Project)[2]	A	3.720	1,800,000
2,500	New Jersey Health Care Facilities Authority (Capital Health Systems Obligation), Group B	A	3.690	2,500,000
4,420	New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1	A	3.720	4,420,000
2,545	New Jersey Health Care Facilities Authority (Robert Wood Johnson University)	A	3.690	2,545,000
5,800	New Jersey Health Care Facilities Authority (St. Peter's Hospital), Series B	A	3.400	5,800,000

59

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$4,440	New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A	A	3.700%	$4,440,000
6,215	New Jersey Health Care Facilities Financing Authority Revenue, Series A3	A	3.690	6,215,000
2,900	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	A	3.690	2,900,000
4,818	New Jersey Sports & Exposition Authority, Series B-1 (MBIA Insured)	A	3.700	4,818,000
1,420	New Jersey Sports & Exposition Authority, Series B-2 (MBIA Insured)	A	3.700	1,420,000
6,000	New Jersey State Housing & Mortgage Finance Agency Revenue (Multi-Family Housing), Series D (FGIC Insured)[2]	A	3.770	6,000,000
1,570	New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N	A	3.710	1,570,000
2,300	New Jersey State Transportation Trust Fund Authority (JP Morgan PUTTERs, Series 1144) (FSA Insured)[1,3]	A	3.770	2,300,000
5,000	New Jersey Turnpike Authority (FGIC Insured)	A	3.670	5,000,000
1,350	New Jersey Turnpike Authority Revenue, Series C-1 (FSA Insured)	A	3.720	1,350,000
2,400	New Jersey Turnpike Authority Revenue, Series C-2 (FSA Insured)	A	3.720	2,400,000
910	Atlantic County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.750	910,000
600	Bergen County Improvement Authority Limited Obligation Subordinated Special Purpose (EnCap Golf Holdings, LLC), Series C2	A	3.740	600,000
2,000	Bergen County Improvement Authority (Senior Special Purpose Limited Obligation), Series B2	A	3.720	2,000,000
4,000	East Brunswick Township Bond Anticipation Notes	02/21/08	4.250	4,015,401
5,000	Essex County Bond Anticipation Notes	08/21/07	4.500	5,005,065

60

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(concluded)
$670	Essex County Improvement Authority Revenue (Jewish Community Center Metropolitan Project)	A	3.720%	$670,000
2,000	Essex County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.770	2,000,000
8,100	Gloucester County Industrial Pollution Control Financing Authority Revenue Refunding Pollution Control (ExxonMobil Project)	A	3.850	8,100,000
1,914	Linden Bond Anticipation Notes	05/29/08	4.000	1,919,029
2,200	Mercer County Improvement Authority (Atlantic Foundation) (MBIA Insured)	A	3.790	2,200,000
7,000	Pennsauken Township Tax Anticipation Notes, Series A	09/05/07	4.000	7,003,080
1,995	Port Authority of New York and New Jersey, (Floater-Series 3813) (FSA Insured)[1,2,3]	A	3.780	1,995,000
800	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 1R2	A	3.930	800,000
6,085	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	3.880	6,085,000
2,500	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	3.880	2,500,000
2,100	Puerto Rico Electric Power Authority Revenue (Wachovia Bank Merlots), Series C58 (FGIC Insured)[1,3]	A	3.770	2,100,000
4,856	Ridgewood Bond Anticipation Notes	06/27/08	4.250	4,879,567
1,625	Salem County Pollution Control Financing Refunding (Atlantic City Electric), Series A (MBIA Insured)	A	3.750	1,625,000
1,500	University of Medicine & Dentistry, Series B (AMBAC Insured)	A	3.730	1,500,000
Total municipal bonds and notes (cost—$176,275,142)				176,275,142

61

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Tax-exempt commercial paper—2.54%
$3,000	New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.)	08/24/07	3.680%	$3,000,000
1,570	Port Authority of New York and New Jersey	07/06/07	3.700	1,570,000
Total tax-exempt commercial paper (cost—$4,570,000)				4,570,000
Total investments (cost—$180,845,142 which approximates cost for federal income tax purposes)—100.62%				180,845,142
Liabilities in excess of other assets—(0.62)%				(1,119,814)
Net assets (applicable to 179,721,916 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$179,725,328
A	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2007 and reset periodically.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.66% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2	Securities subject to Alternative Minimum Tax.
3	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance
PUTTERs	Puttable Tax-Exempt Receipts

Weighted average maturity—28 days

See accompanying notes to financial statements

62

UBS RMA

Understanding your funds' expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 to June 30, 2007.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds.

To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

63

UBS RMA

Understanding your funds' expenses (unaudited) (continued)

The example does not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during period* 01/01/07 to 06/30/07
Actual	$1,000.00	$1,023.90	$2.91
Hypothetical (5% annual return before expenses)	1,000.00	1,021.92	2.91

*	Expenses are equal to the Fund's annualized net expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA U.S. Government Portfolio

	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during period* 01/01/07 to 06/30/07
Actual	$1,000.00	$1,022.90	$3.16
Hypothetical (5% annual return before expenses)	1,000.00	1,021.67	3.16

*	Expenses are equal to the Fund's annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA Tax-Free Fund Inc.

	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during period* 01/01/07 to 06/30/07
Actual	$1,000.00	$1,015.40	$2.95
Hypothetical (5% annual return before expenses)	1,000.00	1,021.87	2.96

*	Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

64

UBS RMA

Understanding your funds' expenses (unaudited) (concluded)

UBS RMA California Municipal Money Fund

	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during period* 01/01/07 to 06/30/07
Actual	$1,000.00	$1,014.70	$3.15
Hypothetical (5% annual return before expenses)	1,000.00	1,021.67	3.16

*	Expenses are equal to the Fund's annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA New York Municipal Money Fund

	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during period* 01/01/07 to 06/30/07
Actual	$1,000.00	$1,014.90	$3.35
Hypothetical (5% annual return before expenses)	1,000.00	1,021.47	3.36

*	Expenses are equal to the Fund's annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA New Jersey Municipal Money Fund

	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during period* 01/01/07 to 06/30/07
Actual	$1,000.00	$1,014.40	$3.75
Hypothetical (5% annual return before expenses)	1,000.00	1,021.08	3.76

*	Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

65

UBS RMA

Statement of operations

	For the year ended June 30, 2007
	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$663,853,603	$51,555,787
Securities lending income (includes $566; $0; $0; $0; $0; $0, respectively, earned from an affiliated entity)	60,282	154,126
	663,913,885	51,709,913

Expenses:
Investment advisory and administration fees	62,134,812	4,350,077
Service fees	15,533,703	1,239,610
Transfer agency and related services fees	6,703,766	263,211
Custody and accounting fees	1,739,774	138,836
Insurance expense	479,205	59,245
Reports and notices to shareholders	405,065	16,489
Federal and state registration fees	378,234	56,785
Directors'/Trustees' fees	151,224	26,295
Professional fees	118,907	110,511
Interest expense	—	—
Other expenses	64,235	11,826
	87,708,925	6,272,885
Less: Fee waivers by investment advisor and administrator	(15,616,928)	—
Net expenses	72,091,997	6,272,885
Net investment income	591,821,888	45,437,028
Net realized gains (losses) from investment activities	476,854	71,177
Net increase in net assets resulting from operations	$592,298,742	$45,508,205

See accompanying notes to financial statements

66

For the year ended June 30, 2007
Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund	New Jersey Municipal Money Fund

$161,953,014	$38,141,516	$26,078,928	$6,268,625

—	—	—	—
161,953,014	38,141,516	26,078,928	6,268,625

17,891,955	4,689,374	3,349,973	795,746
5,587,484	1,357,422	906,121	210,504
1,566,528	309,358	275,795	93,588
625,798	152,031	101,486	24,559
161,049	41,649	27,785	6,802
81,211	24,320	21,955	14,103
231,336	40,756	36,470	30,458
60,655	27,693	22,936	17,292
139,612	122,092	124,978	119,006
1,755	—	—	—
66,785	12,157	10,935	9,402
26,414,168	6,776,852	4,878,434	1,321,460

—	—	—	—
26,414,168	6,776,852	4,878,434	1,321,460
135,538,846	31,364,664	21,200,494	4,947,165
(15,285)	1,374	1,714	—
$135,523,561	$31,366,038	$21,202,208	$4,947,165

67

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2007	2006
UBS RMA Money Market Portfolio
From operations:
Net investment income	$591,821,888	$389,912,181
Net realized gains from investment activities	476,854	108,762
Net increase in net assets resulting from operations	592,298,742	390,020,943

Dividends to shareholders from:
Net investment income	(591,821,888)	(389,912,181)
Net increase in net assets from capital share transactions	2,510,236,899	201,965,286
Net increase in net assets	2,510,713,753	202,074,048

Net assets:
Beginning of year	10,627,952,031	10,425,877,983
End of year	$13,138,665,784	$10,627,952,031
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$45,437,028	$34,374,312
Net realized gains from investment activities	71,177	35,189
Net increase in net assets resulting from operations	45,508,205	34,409,501

Dividends to shareholders from:
Net investment income	(45,437,028)	(34,374,312)
Net increase (decrease) in net assets from capital share transactions	181,669,807	(266,283,169)
Net increase (decrease) in net assets	181,740,984	(266,247,980)

Net assets:
Beginning of year	845,449,920	1,111,697,900
End of year	$1,027,190,904	$845,449,920
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

68

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2007	2006
UBS RMA Tax-Free Fund
From operations:
Net investment income	$135,538,846	$86,328,736
Net realized losses from investment activities	(15,285)	(345)
Net increase in net assets resulting from operations	135,523,561	86,328,391

Dividends to shareholders from:
Net investment income	(135,538,846)	(86,328,736)
Net increase in net assets from capital share transactions	1,337,547,818	158,743,041
Net increase in net assets	1,337,532,533	158,742,696

Net assets:
Beginning of year	3,565,356,695	3,406,613,999
End of year	$4,902,889,228	$3,565,356,695
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$31,364,664	$20,859,931
Net realized gain from investment activities	1,374	—
Net increase in net assets resulting from operations	31,366,038	20,859,931

Dividends to shareholders from:
Net investment income	(31,364,664)	(20,859,931)
Net increase in net assets from beneficial interest transactions	287,062,299	132,861,609
Net increase in net assets	287,063,673	132,861,609

Net assets:
Beginning of year	941,623,858	808,762,249
End of year	$1,228,687,531	$941,623,858
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

69

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2007	2006
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$21,200,494	$14,373,582
Net realized gain from investment activities	1,714	—
Net increase in net assets resulting from operations	21,202,208	14,373,582

Dividends to shareholders from:
Net investment income	(21,200,494)	(14,373,582)
Net increase in net assets from beneficial interest transactions	219,892,774	16,624,370
Net increase in net assets	219,894,488	16,624,370

Net assets:
Beginning of year	612,695,647	596,071,277
End of year	$832,590,135	$612,695,647
Accumulated undistributed net investment income	$—	$—

UBS RMA New Jersey Municipal Money Fund
From operations:
Net investment income	$4,947,165	$2,987,912
Net increase in net assets resulting from operations	4,947,165	2,987,912

Dividends to shareholders from:
Net investment income	(4,947,165)	(2,987,912)
Net increase in net assets from beneficial interest transactions	45,085,845	465,905
Net increase in net assets	45,085,845	465,905

Net assets:
Beginning of year	134,639,483	134,173,578
End of year	$179,725,328	$134,639,483
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

70

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71

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

For the year ended June 30, 2007
Net asset value, beginning of year	$1.00
Net investment income	0.048
Dividends from net investment income	(0.048)
Distributions from net realized gains from investment activities	—
Total dividends and distributions	(0.048)
Net asset value, end of year	$1.00
Total investment return[2]	4.87%
Ratios/supplemental data:
Net assets, end of year (000's)	$13,138,666
Expenses to average net assets, net of fee waivers by advisor	0.58%
Expenses to average net assets, before fee waivers by advisor	0.71%
Net investment income to average net assets	4.76%

1	Amount of distribution paid represents less than $0.0005 per share.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.
3	During the period ended August 1, 2004 through June 30, 2005, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

72

For the years ended June 30,
2006	2005	2004	2003
$1.00	$1.00	$1.00	$1.00
0.037	0.016	0.005	0.010
(0.037)	(0.016)	(0.005)	(0.010)
—	(0.000)[1]	(0.000)[1]	—
(0.037)	(0.016)	(0.005)	(0.010)
$1.00	$1.00	$1.00	$1.00
3.71%	1.65%	0.51%	1.02%

$10,627,952	$10,425,878	$12,434,286	$21,832,875
0.58%	0.58%[3]	0.60%	0.61%
0.71%	0.58%	0.60%	0.61%
3.66%	1.59%	0.50%	1.02%

73

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

For the year ended June 30, 2007
Net asset value, beginning of year	$1.00
Net investment income	0.046
Dividends from net investment income	(0.046)
Net asset value, end of year	$1.00
Total investment return[1]	4.67%
Ratios/supplemental data:
Net assets, end of year (000's)	$1,027,191
Expenses to average net assets	0.63%
Net investment income to average net assets	4.58%

1	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

See accompanying notes to financial statements

74

For the years ended June 30,
2006	2005	2004	2003
$1.00	$1.00	$1.00	$1.00
0.034	0.015	0.005	0.010
(0.034)	(0.015)	(0.005)	(0.010)
$1.00	$1.00	$1.00	$1.00
3.49%	1.50%	0.48%	1.00%

$845,450	$1,111,698	$1,250,917	$2,510,453
0.62%	0.61%	0.58%	0.56%
3.38%	1.49%	0.48%	1.00%

75

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

For the year ended June 30, 2007
Net asset value, beginning of year	$1.00
Net investment income	0.030
Dividends from net investment income	(0.030)
Net asset value, end of year	$1.00
Total investment return[1]	3.07%
Ratios/supplemental data:
Net assets, end of year (000's)	$4,902,889
Expenses to average net assets	0.59%
Net investment income to average net assets	3.03%

1	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

76

For the years ended June 30,
2006	2005	2004	2003
$1.00	$1.00	$1.00	$1.00
0.024	0.012	0.004	0.007
(0.024)	(0.012)	(0.004)	(0.007)
$1.00	$1.00	$1.00	$1.00
2.40%	1.23%	0.38%	0.67%

$3,565,357	$3,406,614	$2,935,936	$3,238,850
0.60%	0.59%	0.60%	0.63%
2.38%	1.23%	0.38%	0.67%

77

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

For the year ended June 30, 2007
Net asset value, beginning of year	$1.00
Net investment income	0.029
Dividends from net investment income	(0.029)
Net asset value, end of year	$1.00
Total investment return[1]	2.93%
Ratios/supplemental data:
Net assets, end of year (000's)	$1,228,688
Expenses to average net assets	0.62%
Net investment income to average net assets	2.89%

1	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
2	During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

78

For the years ended June 30,
2006	2005	2004	2003
$1.00	$1.00	$1.00	$1.00
0.023	0.011	0.003	0.006
(0.023)	(0.011)	(0.003)	(0.006)
$1.00	$1.00	$1.00	$1.00
2.29%	1.15%	0.31%	0.60%

$941,624	$808,762	$739,133	$767,006
0.63%	0.64%	0.65%[2]	0.66%
2.28%	1.16%	0.31%	0.60%

79

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

For the year ended June 30, 2007
Net asset value, beginning of year	$1.00
Net investment income	0.029
Dividends from net investment income	(0.029)
Net asset value, end of year	$1.00
Total investment return[1]	2.95%
Ratios/supplemental data:
Net assets, end of year (000's)	$832,590
Expenses to average net assets	0.67%
Net investment income to average net assets	2.92%

1	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
2	During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

80

For the years ended June 30,
2006	2005	2004	2003
$1.00	$1.00	$1.00	$1.00
0.023	0.011	0.003	0.006
(0.023)	(0.011)	(0.003)	(0.006)
$1.00	$1.00	$1.00	$1.00
2.28%	1.13%	0.29%	0.62%

$612,696	$596,071	$562,396	$588,851
0.67%	0.67%	0.67%[2]	0.67%
2.27%	1.12%	0.29%	0.62%

81

UBS RMA New Jersey Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

For the year ended June 30, 2007
Net asset value, beginning of year	$1.00
Net investment income	0.028
Dividends from net investment income	(0.028)
Net asset value, end of year	$1.00
Total investment return[1]	2.85%
Ratios/supplemental data:
Net assets, end of year (000's)	$179,725
Expenses to average net assets	0.75%
Net investment income to average net assets	2.82%

1	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
2	During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

82

For the years ended June 30,
2006	2005	2004	2003
$1.00	$1.00	$1.00	$1.00
0.021	0.010	0.002	0.005
(0.021)	(0.010)	(0.002)	(0.005)
$1.00	$1.00	$1.00	$1.00
2.11%	1.05%	0.16%	0.51%

$134,639	$134,174	$137,440	$161,854
0.81%	0.79%	0.76%[2]	0.73%
2.10%	1.02%	0.15%	0.50%

83

UBS RMA

Notes to financial statements

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the "Corporation") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio ("Money Market Portfolio"), UBS RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund ("RMA California") and UBS RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, collectively, the "Funds").

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make

84

UBS RMA

Notes to financial statements

estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless a Fund's Board of Directors/Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period.

Repurchase agreements—The Money Market Portfolio and the U.S. Government Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Portfolio and the U.S. Government Portfolio maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Portfolio and/or the U.S. Government Portfolio and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Portfolio and the U.S. Government Portfolio generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the

85

UBS RMA

Notes to financial statements

obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Portfolio and the U.S. Government Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Portfolio and the U.S. Government Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract ("Advisory Contract") for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and

86

UBS RMA

Notes to financial statements

administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
All	0.50	%†

†	UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the Money Market Portfolio (the “Portfolio”) so that the fee rate is reduced to the following: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets—0.44%; and over $1.5 billion in average daily net assets—0.36%. UBS Financial Services Inc. has further agreed to cap the Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s Shareholder Services Plan) so that the total of these does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio’s average daily net assets. (UBS Financial Services Inc. is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and this waiver continues for as long as the Portfolio’s Shareholder Services Plan remains in effect). Accordingly, for the year ended June 30, 2007, UBS Financial Services Inc. waived $15,616,928 of its investment advisory and administration fees from the Portfolio. At June 30, 2007, UBS Financial Services Inc. owed the Portfolio $1,365,144 for fee waivers under the above agreement.

Average daily net assets	Annual rate
U.S. Government Portfolio, RMA California and RMA New York:
Up to $300 million	0.50%
In excess of $300 million up to $750 million	0.44%
Over $750 million	0.36%

RMA Tax-Free:
Up to $1.0 billion	0.50%
In excess of $1.0 billion up to $1.5 billion	0.44%
Over $1.5 billion	0.36%

Effective August 1, 2006, the Advisory Contract for RMA New Jersey was amended to reduce the compensation paid by the Fund to UBS Financial Services Inc. to the following:

Average daily net assets	Annual rate
Up to $300 million	0.45%
In excess of $300 million up to $750 million	0.39%
Over $750 million	0.31%

87

UBS RMA

Notes to financial statements

Prior to August 1, 2006, RMA New Jersey paid UBS Financial Services Inc. an investment advisory and administration fee according to the following: up to $300 million in average daily net assets—0.50%; in excess of $300 million up to $750 million in average daily net assets—0.44%; and over $750 million in average daily net assets—0.36%.

At June 30, 2007, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio	$5,403,886
U.S. Government Portfolio	373,339
RMA Tax-Free	1,654,770
RMA California	397,229
RMA New York	303,483
RMA New Jersey	69,759

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a "Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Fund’s average daily net assets.

Additional information regarding compensation to affiliate of a board member

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended June 30, 2007, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$8,417,883,264
U.S. Government Portfolio	34,096,000,000
RMA Tax-Free	2,297,377,550
RMA California	1,005,601,001
RMA New York	343,205,000
RMA New Jersey	204,935,000

88

UBS RMA

Notes to financial statements

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") is the principal underwriter of each Fund’s shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of average daily net assets, and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM (US) is compensated for providing such services at the annual rate of 0.125% of the Fund's average daily net assets for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12% of the Fund's average daily net assets. At June 30, 2007, the Funds owed UBS Global AM (US) for such service fees as follows:

Money Market Portfolio	$1,350,971
U.S. Government Portfolio	107,371
RMA Tax-Free	523,203
RMA California	115,667
RMA New York	83,171
RMA New Jersey	18,602

Transfer agency related services fees

UBS Financial Services Inc. provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc. (“PFPC”), the Funds’ transfer agent, and is compensated for these services by PFPC, not the Funds.

89

UBS RMA

Notes to financial statements

For the year ended June 30, 2007, UBS Financial Services Inc. received from PFPC, not the Funds, total transfer agency related services fees as follows:

Money Market Portfolio	$4,061,237
U.S. Government Portfolio	152,789
RMA Tax-Free	949,516
RMA California	182,163
RMA New York	157,608
RMA New Jersey	52,653

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds’ securities lending program. UBS Securities LLC is the lending agent for each Fund. For the year ended June 30, 2007, UBS Securities LLC earned $20,524 and $54,105 in compensation from the Money Market Portfolio and the U.S. Government Portfolio, respectively, as the Funds’ lending agent. At June 30, 2007, the Money Market Portfolio and U.S. Government Portfolio owed UBS Securities LLC $1,367 and $12,464, respectively, in compensation as the Fund’s lending agent. At June 30, 2007, the Money Market Portfolio and U.S. Government Portfolio, respectively, had securities on loan having a market value of $125,580,182 and $288,475,610, respectively. RMA Tax-Free, RMA California, RMA New York and RMA New Jersey did not loan any securities during the year ended June 30, 2007.

Bank line of credit

RMA Tax-Free participates with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility

90

UBS RMA

Notes to financial statements

with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, RMA Tax-Free has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to RMA Tax-Free at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the year ended June 30, 2007, RMA Tax-Free had an outstanding borrowing of $10,874,579 for one day at an annualized interest rate of 5.81%, which resulted in $1,755 of interest expense.

Other liabilities and components of net assets

At June 30, 2007, the Funds had the following liabilities outstanding:

	Dividends payable	Payable for investments purchased	Payable for cash collateral from securities loaned	Other accrued expenses*
Money Market Portfolio	$10,239,288	$125,000,000	$128,181,527	$2,299,578
U.S. Government Portfolio	732,871	—	293,713,682	182,477
RMA Tax-Free	2,560,856	48,097,286	—	693,794
RMA California	584,032	87,055,855	—	193,868
RMA New York	407,349	4,018,240	—	181,952
RMA New Jersey	89,326	2,100,217	—	100,109

*	Excludes investment advisory and administration fees and service fees.

At June 30, 2007, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain (loss)	Total net assets
Money Market Portfolio	$13,138,012,947	$652,837	$13,138,665,784
U.S. Government Portfolio	1,027,261,089	(70,185)	1,027,190,904
RMA Tax-Free	4,902,902,927	(13,699)	4,902,889,228
RMA California	1,228,662,992	24,539	1,228,687,531
RMA New York	832,559,581	30,554	832,590,135
RMA New Jersey	179,721,917	3,411	179,725,328

91

UBS RMA

Notes to financial statements

Federal tax status

Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the fiscal years ended June 30, 2007 and June 30, 2006 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal years ended June 30, 2007 and June 30, 2006 was tax-exempt income.

At June 30, 2007, components of accumulated earnings on a tax basis for each of the Funds were as follows:

	Ordinary income	Tax-exempt income	Accumulated capital and other losses	Total tax basis accumulated earnings
RMA Money Market	$12,009,632	—	$(1,117,507)	$10,892,125
RMA U.S. Government	816,016	—	(153,330)	662,686
RMA Tax-Free	—	$2,562,962	(15,805)	2,547,157
RMA California	984	607,587	—	608,571
RMA New York	—	438,519	(616)	437,903
RMA New Jersey	—	93,677	(940)	92,737

At June 30, 2007, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of any future net realized capital gains. These losses expire as follows:

Fiscal year ending	RMA Money Market	RMA U.S. Government	RMA Tax-Free	RMA California	RMA New York	RMA New Jersey
2011	—	—	—	—	—	$30
2012	—	$49,241	—	—	—	—
2013	$1,117,507	34,572	$175	—	$616	253
2014	—	69,517	—	—	—	657
2015	—	—	345	—	—	—
	$1,117,507	$153,330	$520	—	$616	$940

92

UBS RMA

Notes to financial statements

In addition, the Money Market Portfolio, U.S. Government Portfolio, RMA California and RMA New York utilized $462,681, $71,177, $390 and $1,714, respectively, of the capital loss carryforward to offset current year realized gains.

In accordance with US Treasury regulations, RMA Tax-Free has elected to defer realized capital losses of $15,285, arising after October 31, 2006. Such losses are treated for tax purposes as arising on July 1, 2007.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on the Securities and Exchange Commission’s announcement on December 22, 2006, the implementation of FIN 48 must be incorporated into accounting practices no later than the last business day that occurs in the period covered by the Funds’ December 31, 2007 semiannual report. Management continues to evaluate the application of FIN 48 to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the year ended June 30, 2007:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	154,676,730,641	9,531,666,788	47,733,271,766
Shares repurchased	(152,733,375,670)	(9,393,420,823)	(46,526,121,650)
Dividends reinvested	566,881,928	43,423,842	130,397,702
Net increase in shares outstanding	2,510,236,899	181,669,807	1,337,547,818

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UBS RMA

Notes to financial statements

For the year ended June 30, 2006:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	130,539,445,900	8,039,913,466	37,029,751,216
Shares repurchased	(130,712,166,383)	(8,339,456,937)	(36,954,404,043)
Dividends reinvested	374,685,769	33,260,302	83,395,868
Net increase (decrease) in shares outstanding	201,965,286	(266,283,169)	158,743,041

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the year ended June 30, 2007:	RMA California	RMA New York	RMA New Jersey
Shares sold	13,201,265,615	8,986,531,965	2,282,954,970
Shares repurchased	(12,944,336,356)	(8,786,992,178)	(2,242,596,102)
Dividends reinvested	30,133,040	20,352,987	4,726,977
Net increase in shares outstanding	287,062,299	219,892,774	45,085,845

For the year ended June 30, 2006:	RMA California	RMA New York	RMA New Jersey
Shares sold	12,621,749,957	7,503,855,781	1,888,223,327
Shares repurchased	(12,508,912,428)	(7,501,011,261)	(1,890,609,106)
Dividends reinvested	20,024,080	13,779,850	2,851,684
Net increase in shares outstanding	132,861,609	16,624,370	465,905

94

UBS RMA

Report of Ernst & Young LLP, independent registered public accounting firm

The Boards of Directors/Trustees and Shareholders of UBS RMA:

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund Inc.

California Municipal Money Fund

New York Municipal Money Fund

New Jersey Municipal Money Fund

We have audited the accompanying statements of net assets of the UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (two of the series comprising UBS RMA Money Fund Inc.), UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (two of the series comprising UBS Managed Municipal Trust) and UBS RMA New Jersey Municipal Money Fund (the sole series comprising UBS Municipal Money Market Series) (collectively, the “Funds”) as of June 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

95

UBS RMA

Report of Ernst & Young LLP, independent registered public accounting firm (concluded)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund at June 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

August 24, 2007

96

UBS RMA

General information (unaudited)

Quarterly Form N-Q portfolio schedules

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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98

UBS RMA

Supplemental information (unaudited)

Boards of Directors or Trustees & Officers

UBS RMA Money Fund Inc. (“RMA Money Fund”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”) (each a “Corporation”) were organized as Maryland corporations. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are series of RMA Money Fund. UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Market Series”) (each a “Trust”) were formed as business trusts under the laws of the Commonwealth of Massachusetts. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund are series of Managed Municipal Trust. UBS RMA New Jersey Municipal Money Fund is a series of Municipal Money Market Series. Each Corporation or Trust is governed by a Board of Directors or Trustees, respectively (sometimes referred to as “board members”), which oversees the operations of the applicable Fund. Each board member serves an indefinite term of office. Officers are appointed by the board members and serve at the pleasure of a Board. The table below shows, for each board member and officer, his or her name, address and age, the position held with the Corporation or Trust, the length of time served as a board member and officer of the Corporation or Trust, the board member’s and officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member.

The Corporations’ and Trusts’ Statement of Additional Information contains additional information about the board members and is available, without charge, upon request, by calling 1-800-647 1568.

99

UBS RMA

Supplemental information (unaudited)

Interested Board Member

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years
Meyer Feldberg††; 65 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Director/Trustee	Since 1991 (Managed Municipal Trust) Since 1992 (RMA Money Fund, RMA Tax-Free Fund) Since 1996 (Municipal Money Market Fund)	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on a two year leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

Independent Board Members

Richard Q. Armstrong; 72 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Director/Trustee and Chairman of the Board of Directors/Trustees	Since 1996 (Director/Trustee) Since 2004 (Chairman of the Board of Directors/Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

100

UBS RMA

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by board member	Other directorships held by board member
Professor Feldberg is a director or trustee of 30 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s Inc. (operator of department stores), Revlon, Inc. (cosmetics), and SAPPI, Ltd. (producer of paper).

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

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UBS RMA

Supplemental information (unaudited)

Independent Board Members (concluded)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years
Alan S. Bernikow; 66 207 Benedict Ave. Staten Island, NY 10314	Director/Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (International accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 60 Kissinger McLarty Associates 900 17th Street, 8th Floor Washington, D.C. 20006	Director/Trustee	Since 1996	Mr. Burt is a senior advisor to Kissinger McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 67 6754 Casa Grande Way Delray Beach, FL 33446	Director/Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a Managing Director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 47 255 E. 49th St, Suite 23D New York, NY 10017	Director/Trustee	Since 2005	Ms. Higgins is the President and Director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She had also served on the board of the Hoover Institution (executive committee) (2001-2007).

102

UBS RMA

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by board member	Other directorships held by board member
Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

103

UBS RMA

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc, GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 41	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2001) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

104

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Michael J. Flook*; 42	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the mutual fund finance department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Elbridge T.Gerry III*; 50	Vice President	Since 1996 (Managed Municipal Trust) Since 2000 (Municipal Money Market Series, RMA Tax-Free Fund)	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of six investment companies (consisting of 10 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor, or manager.

105

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark F. Kemper**; 49	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global AM—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global AM—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM (Americas)”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 39	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an associate director (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administrative department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

106

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Tammie Lee*; 36	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael H. Markowitz**; 42	Vice President	Since 2001 (RMA Money Fund)	Mr. Markowitz is a managing director (since 2004), portfolio manager and head of U.S. short duration fixed income (since 2003) of UBS Global AM—Americas region. Mr. Markowitz is a vice president of five investment companies (consisting of 24 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

107

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph McGill*; 45	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at J. P. Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 41	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an Assistant Vice President with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

108

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Eric Sanders*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 50	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

109

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Kai R. Sotorp**; 48	President	Since 2006	Mr. Sotorp is the head of the Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002-2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001-2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000-2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000-2004). Mr. Sotorp is president of 21 investment companies (consisting of 103 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 46	Vice President and Assistant Secretary	Since 1995 (Managed Municipal Trust, RMA Money Fund, RMA Tax-Free Fund) Since 1996 (Municipal Money Market Series)	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

110

UBS RMA

Supplemental information (unaudited)

Officers (concluded)

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each board member holds office for an indefinite term. Each board member who has attained the age of seventy-four (74) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the board members and serve at the pleasure of the board.

††	Professor Feldberg is deemed an “interested person” of the Funds as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

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112

Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Kai R. Sotorp President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Michael H. Markowitz Vice President (Taxable Funds) EIbridge T. Gerry III Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Financial Services Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Sub-Advisor and Sub-Administrator

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019-6114

Principal Underwriter

UBS Global Asset Management (US) Inc.

51 West 52nd Street

New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019

UBS Retirement Money Fund

Annual Report

June 30, 2007

UBS Retirement Money Fund

August 20, 2007

Dear shareholder,

We present you with the annual report for UBS Retirement Money Fund for the fiscal year ended June 30, 2007.

Performance

As of June 30, 2007, the Fund’s seven-day current yield was 4.64%, versus 4.38% on June 30, 2006 and 4.59% on December 31, 2006. (For more on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 5.)

An interview with the Portfolio Managers

Q.	Can you describe the economic environment during the fiscal year?
A.	US economic growth fluctuated during the fiscal year. After expanding 2.6% in the second quarter of 2006, gross domestic product (GDP) grew 2.0% and 2.5% in the third and fourth quarters of the year, respectively. The economy then trailed off significantly over the first three months of 2007, with GDP growing a tepid 0.7%—its slowest rate since the fourth quarter of 2002. The weakening economy was attributed, in part, to the troubles in the housing market. The economy then picked up steam in the second quarter, boosted by improving manufacturing activity and strong exports, and the advance estimate for second quarter GDP growth rose to 3.4%.

Q.	How did the Federal Reserve Board (the “Fed”) react in this economic environment?
A.	Just prior to the start of the review period, the Fed raised the federal funds rate by 25 basis points (0.25%)—bringing it to 5.25%—where it remained throughout the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) The Fed has repeatedly indicated that future rate movements would be data-dependent as it attempts to ward off inflation and to keep the economy growing at a reasonable pace.

UBS Retirement Money Fund

Investment goal:

Current income consistent with liquidity and conservation of capital

Portfolio Managers/Sub-advisor:

Michael H. Markowitz

Robert Sabatino

UBS Global Asset Management (Americas) Inc.

Commencement:

July 2, 1988

Dividend payments:

Monthly

1

UBS Retirement Money Fund

Following the conclusion of the reporting period, the Fed reacted to concerns over subprime lending by providing greater amounts of liquidity to the market in order to facilitate normal market operations. The Fed has stated that they plan to continue to monitor the risks of rising inflation along with the potential for slower economic growth.

Q.	How did you position the Fund during the fiscal year?
A.	We initially focused on securities with maturities of three to six months, as the future direction of short-term interest rates was uncertain. This strategy allowed us to take advantage of the yield curve position, which was inverted for most of the period, and to lock in higher yields, while at the same time protecting the portfolio to some degree from a possible Fed rate cut.

Later in the fiscal year, we began using a “barbell” strategy (in which maturities of securities in a portfolio are concentrated at opposite ends of the yield curve). While we continued to buy shorter term securities, we also sought to extend the portfolio’s weighted average maturity with longer term money market securities maturing within 9 to 13 months. This was beneficial to performance, as in June 2007, the yield on one-year money market securities rose to its highest level since August 2006.

Q.	What types of securities did you emphasize over the period?
A.	As always, quality, liquidity and yield remained paramount in our selection process for the Fund. We maintained relatively large positions in commercial paper, a short-term security often backed by a guarantee or a letter of credit from a bank or other entity, though we decreased them somewhat over the reporting period. Other short-term corporate obligations and certificates of deposit also comprised a fair amount of the Fund’s overall portfolio. We also found variable-rate securities, which offer interest rates that reset periodically, to be attractive given the uncertainty of interest rate movements by the Fed. We purchased variable-rate securities linked to the fed funds rate, as well as those linked to the one-month and three-month LIBOR. (The LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indexes used to make adjustments to adjustable-rate securities.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

At the time of this writing, the employment picture, in our view, remains solid, and we do not believe that the cooling housing market is likely to cause a recession. We plan to continue to monitor the factors

2

UBS Retirement Money Fund

likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy. We also plan to remain alert to changes in risk premium associated with short-term securities due to recent strains in the subprime mortgage market, as well as the effects of subprime lending on the rest of the economy.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp

President

UBS Retirement Money Fund

Head of the Americas

UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz

Portfolio Manager

UBS Retirement Money Fund

Managing Director

UBS Global Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager

UBS Retirement Money Fund

Executive Director

UBS Global Asset Management (Americas) Inc.

3

UBS Retirement Money Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended June 30, 2007. The views and opinions in the letter were current as of August 20, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Retirement Money Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	06/30/07		12/31/06		06/30/06
Seven-day current yield*	4.64%		4.59%		4.38%
Seven-day effective yield*	4.75		4.69		4.48
Weighted average maturity**	55	days	45	days	46	days
Net assets (bn)	$1.5		$1.5		$1.5

Portfolio composition***	06/30/07		12/31/06		06/30/06
Commercial paper	52.5%		61.6%		54.3%
Short-term corporate obligations	21.3		13.3		13.6
Certificates of deposit	16.5		13.4		17.2
US government agency obligations	5.5		4.7		4.3
Repurchase agreements	4.8		4.8		6.4
Bank notes	–		2.0		2.7
Money market funds	–		–		1.2
Other assets less liabilities	(0.6)		0.2		0.3
Total	100.0%		100.0%		100.0%

*	Yields will fluctuate and may reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

**	The Fund is actively managed and its weighted average maturity will differ over time.

***	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

5

UBS Retirement Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
US government agency obligations—5.52%
$15,000	Federal Farm Credit Bank	07/02/07	5.240%[1]	$14,999,493
40,500	Federal Home Loan Bank	07/06/07 to 07/10/07	5.180 to 5.190[1]	40,489,247
30,000	Federal Home Loan Mortgage Corp.	03/26/08 to 07/21/08	5.350 to 5.400	30,000,000
Total US government agency obligations (cost—$85,488,740)				85,488,740
Certificates of deposit—16.48%
Banking-non-US—12.08%
14,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07	5.360	14,000,000
15,000	Barclays Bank PLC	07/19/07	5.300	15,000,074
10,000	Calyon N.A., Inc.	07/02/07	5.295[1]	9,998,532
15,000	Calyon N.A., Inc.	01/16/08	5.325	15,000,000
25,000	Deutsche Bank AG	04/14/08 to 06/23/08	5.345 to 5.405	25,000,000
20,000	Mizuho Corporate Bank Ltd.	07/16/07	5.305	20,000,041
15,000	Natixis	06/02/08	5.365	15,000,000
30,000	Norinchukin Bank Ltd.	07/10/07 to 08/17/07	5.350	30,000,000
21,000	Royal Bank of Scotland PLC	10/18/07	5.290	20,999,320
10,000	Toronto-Dominion Bank	10/05/07	5.281	10,000,032
12,000	Westpac Banking Corp.	08/28/07	5.330	12,000,188
				186,998,187
Banking-US—4.40%
11,000	American Express, Federal Savings Bank	07/27/07	5.290[1]	10,999,993
20,000	Bank of America N.A.	07/02/07	5.310[1]	20,000,000
15,000	Citibank N.A.	09/06/07	5.310	15,000,000
10,000	US Bank N.A.	07/30/07	5.290[1]	10,000,300
12,000	Washington Mutual Bank FA	07/16/07	5.300	12,000,000
				68,000,293
Total certificates of deposit (cost—$254,998,480)				254,998,480

6

UBS Retirement Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Commercial paper[2]—52.49%
Asset backed-banking—1.29%
$20,000	Atlantis One Funding	07/19/07	5.180 to 5.230%	$19,947,950
Asset backed-miscellaneous—14.36%
8,000	Alpine Securitization	07/20/07	5.280	7,977,707
35,000	Amsterdam Funding Corp.	07/11/07 to 07/23/07	5.240 to 5.265	34,931,415
41,000	Atlantic Asset Securitization LLC	07/11/07 to 07/16/07	5.245 to 5.280	40,925,575
16,674	Bryant Park Funding LLC	07/05/07	5.260	16,664,255
35,000	Falcon Asset Securitization Corp.	07/10/07 to 07/12/07	5.230 to 5.250	34,949,208
18,000	Jupiter Securitization Co. LLC	07/09/07	5.280	17,978,880
20,000	Old Line Funding Corp.	07/10/07	5.275	19,973,625
28,000	Ranger Funding Co. LLC	07/23/07 to 08/03/07	5.250 to 5.270	27,893,942
5,920	Thunderbay Funding	07/18/07	5.250	5,905,323
15,058	Yorktown Capital LLC	07/23/07	5.300	15,009,229
				222,209,159
Asset backed-securities—12.09%
18,000	Beta Finance, Inc.	07/27/07 to 07/30/07	5.220	17,929,530
5,000	CC (USA), Inc. (Centauri)	07/03/07	5.240	4,998,544
35,000	Clipper Receivables Co. LLC	07/06/07 to 07/23/07	5.265 to 5.280	34,919,486
10,000	Cullinan Finance Corp.	08/13/07	5.270	9,937,053
14,000	Dorada Finance, Inc.	07/10/07	5.230	13,981,695
30,500	Grampian Funding LLC	11/21/07	5.185	29,871,823
17,000	K2 (USA) LLC	08/16/07	5.190	16,887,262
10,000	Links Finance LLC	11/01/07	5.170	9,823,358
29,265	Scaldis Capital LLC	08/17/07 to 11/15/07	5.175 to 5.230	28,870,076
20,000	Solitaire Funding LLC	07/12/07	5.270	19,967,794
				187,186,621

7

UBS Retirement Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Commercial paper[2]—(concluded)
Banking-non-US—4.28%
$32,000	Credit Suisse First Boston	07/11/07 to 08/15/07	5.230 to 5.260%	$31,841,564
34,550	Depfa Bank PLC	08/02/07 to 08/09/07	5.200 to 5.230	34,374,648
				66,216,212
Banking-US—12.03%
15,000	Dexia Delaware LLC	08/10/07	5.195	14,913,417
30,000	Dresdner US Finance, Inc.	07/05/07	5.270	29,982,433
33,000	HSBC USA, Inc.	08/07/07 to 09/28/07	5.230 to 5.255	32,708,372
30,000	ING (US) Funding LLC	07/09/07 to 07/19/07	5.220 to 5.255	29,941,012
29,000	Kredietbank N.A. Finance Corp.	07/12/07 to 08/07/07	5.230 to 5.235	28,938,509
8,000	Natexis Banques Populaires US Finance Co. LLC	09/07/07	5.065	7,923,462
30,000	Nordea N.A., Inc.	07/03/07 to 07/31/07	5.195 to 5.220	29,930,713
12,000	San Paolo IMI US Financial Co.	10/24/07	5.185	11,801,242
				186,139,160
Brokerage—4.34%
22,000	Goldman Sachs Group, Inc.	10/22/07	5.170	21,642,983
26,000	Greenwich Capital Holdings, Inc.	08/10/07 to 12/03/07	5.170 to 5.255	25,667,559
20,000	Merrill Lynch & Co., Inc.	09/10/07	5.200	19,794,889
				67,105,431
Energy-integrated—2.24%
35,000	Koch Resources LLC	08/17/07	5.260	34,759,647
Finance-noncaptive diversified—0.96%
15,000	General Electric Capital Corp.	10/02/07	5.090	14,802,763
Metals & mining—0.90%
14,000	Rio Tinto	07/03/07 to 07/05/07	5.260	13,993,863
Total commercial paper (cost—$812,360,806)				812,360,806

8

UBS Retirement Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Short-term corporate obligations—21.35%
Asset backed-securities—7.50%
$16,000	Beta Finance, Inc.[3]	10/23/07 to 01/08/08	5.310 to 5.350%	$16,000,000
5,000	CC (USA), Inc. (Centauri)[3]	08/28/07	5.375[1]	5,001,024
10,000	CC (USA), Inc. (Centauri)[3]	06/05/08	5.340	9,999,104
17,000	Cullinan Finance Corp.[3]	07/10/07 to 07/24/07	5.300 to 5.320[1]	16,999,063
10,000	Cullinan Finance Corp.[3]	01/16/08	5.320	10,000,000
15,000	Dorada Finance, Inc.[3]	08/15/07	5.375[1]	15,002,841
8,000	K2 (USA) LLC[3]	09/20/07	5.340[1]	7,999,583
10,000	K2 (USA) LLC[3]	06/16/08	5.400	10,000,000
25,000	Links Finance LLC[3]	07/16/07	5.300[1]	25,000,055
				116,001,670
Automobile OEM—0.52%
8,000	American Honda Finance Corp.[3]	09/27/07	5.360[1]	8,001,150
Banking-non-US—7.11%
15,000	BNP Paribas	08/07/07	5.326[1]	15,000,000
13,000	Caja Ahorros Barcelona[3]	07/03/07	5.366[1]	13,000,000
50,000	HBOS Treasury Services PLC[3]	07/02/07	5.390[1]	50,000,000
18,000	Societe Generale[3]	07/02/07	5.310[1]	18,000,000
14,000	Totta Ireland PLC[3]	07/09/07	5.320[1]	14,000,000
				110,000,000
Banking-US—2.58%
15,000	Bank of New York Co., Inc.[3]	07/12/07	5.290[1]	15,000,000
15,000	Citigroup Funding, Inc.	07/02/07	5.360[1]	15,004,393
10,000	Wells Fargo & Co.	09/28/07	5.420[1]	10,002,375
				40,006,768
Brokerage—1.06%
10,000	Merrill Lynch & Co., Inc.	07/02/07	5.485[1]	10,003,869
6,355	Morgan Stanley	07/18/07	5.485[1]	6,360,219
				16,364,088
Finance-captive automotive—0.97%
15,000	Toyota Motor Credit Corp.	07/09/07	5.320[1]	15,001,311

9

UBS Retirement Money Fund

Statement of net assets—June 30, 2007

Principal amount (000)		Maturity dates	Interest rates	Value
Short-term corporate obligations—(concluded)
Finance-noncaptive diversified—1.61%
$25,000	General Electric Capital Corp.	07/09/07	5.445%[1]	$25,000,000
Total short-term corporate obligations (cost—$330,374,987)				330,374,987
Repurchase agreements—4.79%
73,100	Repurchase agreement dated 06/29/07 with Deutsche Bank Securities, Inc., collateralized by $47,995,000 Federal Home Loan Bank obligations, 5.140% to 5.250% due 06/11/10 to 02/27/15 and $25,563,000 Federal Home Loan Mortgage Corp. obligations, 6.625% to 6.875% due 09/15/09 to 09/15/10; (value—$74,562,670); proceeds: $73,132,286	07/02/07	5.300	73,100,000
1,007	Repurchase agreement dated 06/29/07 with State Street Bank & Trust Co., collateralized by $789,067 US Treasury Bonds, 8.000% due 11/15/21 and $16,844 US Treasury Notes, 3.375% due 09/15/09; (value—$1,028,422); proceeds: $1,007,323	07/02/07	3.850	1,007,000
Total repurchase agreements (cost—$74,107,000)				74,107,000
Total investments (cost—$1,557,330,013 which approximates cost for federal income tax purposes)—100.63%				1,557,330,013
Liabilities in excess of other assets—(0.63)%				(9,711,122)
Net assets (applicable to 1,547,614,620 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				$1,547,618,891
1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2007 and reset periodically.
2	Interest rates shown are the discount rates at date of purchase.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 15.12% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

10

UBS Retirement Money Fund

Statement of net assets—June 30, 2007

Note:

The table below details the Fund’s transaction activity in an affiliated issuer for the year ended June 30, 2007. There are no investments in affiliated issuers at June 30, 2007.

Security description	Value at 06/30/06	Purchases during the year ended 06/30/07	Sales during the year ended 06/30/07	Value at 06/30/07	Net income earned from affiliate for the year ended 06/30/07
UBS Private Money Market Fund LLC	$—	$33,468	$33,468	$—	$1

Issuer breakdown by country of origin (unaudited)

Percentage of total investments
United States	73.2%
United Kingdom	8.1
Japan	5.1
France	4.7
Ireland	3.1
Switzerland	2.0
Germany	1.6
Spain	0.8
Australia	0.8
Canada	0.6
Total	100.0%

Weighted average maturity—55 days

See accompanying notes to financial statements

11

UBS Retirement Money Fund

Understanding your fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 to June 30, 2007.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

12

UBS Retirement Money Fund

Understanding your fund’s expenses (unaudited) (concluded)

	Beginning account value January 1, 2007	Ending account value June 30, 2007	Expenses paid during period* 01/01/07 to 06/30/07
Actual	$1,000.00	$1,023.10	$3.81
Hypothetical (5% annual return before expenses)	1,000.00	1,021.03	3.81

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

13

UBS Retirement Money Fund

Statement of operations

For the year ended June 30, 2007
Investment income:
Interest	$81,754,774
Securities lending income (includes $1 earned from an affiliated entity)	410
81,755,184

Expenses:
Investment advisory and administration fees	7,307,865
Transfer agency and related services fees	2,769,981
Service fees	1,913,157
Reports and notices to shareholders	223,964
Custody and accounting fees	214,274
Professional fees	120,169
State registration fees	104,474
Insurance expense	67,339
Directors’ fees	30,012
Other expenses	13,547
12,764,782
Less: Fee waivers by investment advisor and administrator	(932,187)
Net expenses	11,832,595
Net investment income/net increase in net assets resulting from operations	$69,922,589

See accompanying notes to financial statements

14

UBS Retirement Money Fund

Statement of changes in net assets

	For the years ended June 30,
	2007	2006
From operations:
Net investment income	$69,922,589	$57,359,798
Net realized gain from investment activities	–	400
Net increase in net assets resulting from operations	69,922,589	57,360,198

Dividends and distributions to shareholders from:
Net investment income	(69,922,589)	(57,359,798)
Net realized gains from investment activities	(177,814)	–
Total dividends and distributions to shareholders	(70,100,403)	(57,359,798)
Net increase (decrease) in net assets from capital stock transactions	37,763,201	(407,431,308)
Net increase (decrease) in net assets	37,585,387	(407,430,908)

Net assets:
Beginning of year	1,510,033,504	1,917,464,412
End of year	$1,547,618,891	$1,510,033,504
Accumulated undistributed net investment income	$–	$–

See accompanying notes to financial statements

15

UBS Retirement Money Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	For the years ended June 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.046	0.034	0.014	0.003	0.008
Dividends from net investment income	(0.046)	(0.034)	(0.014)	(0.003)	(0.008)
Distributions from net realized gains from investment activities	(0.000)[1]	—	—	—	—
Total dividends and distributions	(0.046)	(0.034)	(0.014)	(0.003)	(0.008)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.68%	3.48%	1.38%	0.30%	0.83%
Ratios/supplemental data:
Net assets, end of year (in millions)	$1,548	$1,510	$1,917	$2,982	$7,134
Expenses to average net assets, net of fee waivers by advisor	0.77%	0.81%	0.83%	0.79%	0.76%
Expenses to average net assets, before fee waivers by advisor	0.83%	0.81%	0.83%	0.79%	0.76%
Net investment income to average net assets	4.57%	3.38%	1.29%	0.30%	0.82%

1	Amount of distribution paid represents less than $0.0005 per share.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

16

UBS Retirement Money Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a series mutual fund and currently has three portfolios: UBS Retirement Money Fund (the “Fund”), UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio. The financial statements for the UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are not included herein.

The Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Fund’s Board of Directors (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value

17

UBS Retirement Money Fund

Notes to financial statements

Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are

18

UBS Retirement Money Fund

Notes to financial statements

permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator

The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $1.0 billion	0.50%
In excess of $1.0 billion and up to $1.5 billion	0.44
Over $1.5 billion	0.36

Effective August 1, 2006, UBS Financial Services Inc. has agreed to waive a portion of this fee so that the fee charged is reduced to the following:

Average daily net assets	Annual rate
Up to $300 million	0.50%
In excess of $300 million and up to $750 million	0.44
Over $750 million	0.36

This fee waiver shall continue in effect unless it is terminated by a vote of a majority of those directors of the Fund who are not parties to the Advisory Contract or “interested persons” of any such party (as defined in the Investment Company Act of 1940, as amended), cast in person at a meeting called for the purpose of voting on such termination, and by the Fund’s board or by vote of a majority of the outstanding voting securities of the Fund.

For the year ended June 30, 2007, UBS Financial Services Inc. waived $932,187 of investment advisory and administration fees. At June 30, 2007, the Fund owed UBS Financial Services Inc. $521,354 for investment advisory and administration fees net of fee waivers under the above agreement.

19

UBS Retirement Money Fund

Notes to financial statements

UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a sub-advisory and sub-administration contract (“Sub-Advisory Contract”) between UBS Financial Services Inc. and UBS Global AM. In accordance with the Sub-Advisory Contract, UBS Financial Services Inc. (not the Fund) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the Fund’s average daily net assets.

Additional information regarding compensation to affiliate of a board member

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested board member of the Fund . The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended June 30, 2007, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $825,478,206. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

Distribution plan

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of the Fund’s shares and has appointed UBS Financial Services Inc. as dealer for the sale of those shares. Under the plan of distribution, the Fund pays UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund’s average daily net assets. Currently, UBS Global AM (US) is compensated for providing such services at an annual rate of 0.125% of the Fund’s average daily net assets. At June 30, 2007, the Fund owed UBS Global AM (US) $158,765 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. (“PFPC”), the Fund’s transfer agent, and is compensated for these services by PFPC, not the Fund.

20

UBS Retirement Money Fund

Notes to financial statements

For the year ended June 30, 2007, UBS Financial Services Inc. received from PFPC, not the Fund, $1,735,578 of the total transfer agency and related services fees paid by the Fund to PFPC.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the year ended June 30, 2007, UBS Securities LLC earned $154 in compensation as the Fund’s lending agent. The Fund did not have any securities on loan at June 30, 2007 and did not owe UBS Securities LLC any compensation as lending agent.

Other liabilities and components of net assets

At June 30, 2007, the Fund had the following liabilities outstanding:

Payable for investments purchased	$13,000,000
Dividends payable to shareholders	1,181,896
Other accrued expenses*	932,336

*	Excludes investment advisory and administration fees and service fees.

At June 30, 2007, the components of net assets were as follows:

Accumulated paid in capital	$1,547,626,355
Accumulated net realized loss from investment activities	(7,464)
Net assets	$1,547,618,891

21

UBS Retirement Money Fund

Notes to financial statements

Federal tax status

The Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended June 30, 2007 and June 30, 2006 was ordinary income.

At June 30, 2007, the component of accumulated earnings on a tax basis was undistributed ordinary income of $1,174,432.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended June 30, 2007, undistributed net investment income was decreased by $177,414 and accumulated net realized gain was increased by $177,414. These differences are primarily due to reclassifications of distributions for tax purposes.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on the Securities and Exchange Commission’s announcement on December 22, 2006, the implementation of FIN 48 must be incorporated into accounting practices no later than the last business day that occurs in the period covered by the Fund’s December 31, 2007 semiannual report. Management continues to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

22

UBS Retirement Money Fund

Notes to financial statements

Common stock

There are 20 billion shares of $0.001 par value common stock authorized. Transactions in shares of common stock, at $1.00 per share, were as follows:

	For the years ended June 30,
	2007	2006
Shares sold	7,245,861,762	5,600,202,473
Shares repurchased	(7,275,877,563)	(6,063,629,121)
Dividends reinvested	67,779,002	55,995,340
Net increase (decrease) in shares outstanding	37,763,201	(407,431,308)

23

UBS Retirement Money Fund

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of UBS Retirement Money Fund

We have audited the accompanying statement of net assets of UBS Retirement Money Fund (the “Fund”) (one of the series comprising UBS RMA Money Fund Inc.) as of June 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Retirement Money Fund at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

August 24, 2007

24

UBS Retirement Money Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

25

UBS Retirement Money Fund

Supplemental Information (unaudited)

Board of Directors & Officers

The Corporation is governed by a Board of Directors which oversees the Fund’s operations. Each director serves an indefinite term of office. Officers are appointed by the directors and serve at the pleasure of the Board. The table below shows, for each director and officer, his or her name, address and age, the position held with the Corporation, the length of time served as a director and officer of the Corporation, the director’s or officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the director or for which a person served as an officer, and other directorships held by the director.

The Fund’s Statement of Additional Information contains additional information about the directors and is available, without charge, upon request by calling 1-800-647 1568.

Interested Director

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years
Meyer Feldberg††; 65 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Director	Since 1992	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on a two year leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

26

UBS Retirement Money Fund

Supplemental Information (unaudited)

Number of portfolios in fund complex overseen by director	Other directorships held by director

Professor Feldberg is a director or trustee of

30 investment companies (consisting of

49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s Inc. (operator of department stores), Revlon, Inc. (cosmetics), and SAPPI, Ltd. (producer of paper).

27

UBS Retirement Money Fund

Supplemental Information (unaudited)

Independent Directors

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years
Richard Q. Armstrong; 72 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Director and Chairman of the Board of Directors	Since 1996 (Director) Since 2004 (Chairman of the Board of Directors)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 66 207 Benedict Ave. Staten Island, NY 10314	Director	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 60 Kissinger McLarty Associates 900 17th Street NW, 8th floor Washington, D.C. 20006	Director	Since 1996	Mr. Burt is a senior advisor to Kissinger McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 66 6754 Casa Grande Way Delray Beach, FL 33446	Director	Since 2005	Mr. Garil is retired (since 2001). He was a Managing Director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

28

UBS Retirement Money Fund

Supplemental Information (unaudited)

Number of portfolios in fund complex overseen by director	Other directorships held by director
Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

29

UBS Retirement Money Fund

Supplemental Information (unaudited)

Independent Directors (concluded)

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years
Heather R. Higgins; 47 255 E. 49th St., Suite 23D New York, NY 10017	Director	Since 2005	Ms. Higgins is the president and Director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She had also served on the board of the Hoover Institution (executive committee 2001-2007).

30

UBS Retirement Money Fund

Supplemental Information (unaudited)

Number of portfolios in fund complex overseen by director	Other directorships held by director
Ms. Higgins is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

31

UBS Retirement Money Fund

Supplemental Information (unaudited)

Officers

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

32

UBS Retirement Money Fund

Supplemental Information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Thomas Disbrow*; 41	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2001) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 42	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

33

UBS Retirement Money Fund

Supplemental Information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark F. Kemper**; 49	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global Asset Management—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global Asset Management—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 39	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an associate director (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

34

UBS Retirement Money Fund

Supplemental Information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Tammie Lee*; 36	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM— Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael H. Markowitz**; 42	Vice President	Since 2001	Mr. Markowitz is a managing director (since 2004), portfolio manager and head of US short duration fixed income (since 2003) of UBS Global AM—Americas region. Mr. Markowitz is a vice president of five investment companies (consisting of 24 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

35

UBS Retirement Money Fund

Supplemental Information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph McGill*; 45	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, J.P. Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 41	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an Assistant Vice President with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

36

UBS Retirement Money Fund

Supplemental Information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Eric Sanders*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

37

UBS Retirement Money Fund

Supplemental Information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Andrew Shoup*; 51	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

38

UBS Retirement Money Fund

Supplemental Information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with fund	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Kai R. Sotorp**; 48	President	Since 2006	Mr. Sotorp is the head of the Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 103 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 46	Vice President and Assistant Secretary	Since 1995	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

39

UBS Retirement Money Fund

Supplemental Information (unaudited)

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each director holds office for an indefinite term. Each director who has attained the age of seventy-four (74) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Fund are appointed by the directors and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

40

Directors

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Kai R. Sotorp President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Michael H. Markowitz Vice President

Investment Advisor and Administrator

UBS Financial Services Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Sub-Advisor and Sub-Administrator

UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114

Principal Underwriter

UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019-6114

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended June 30, 2007 and June 30, 2006, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $176,100 and $169,250, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended June 30, 2007 and June 30, 2006, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $8,319 and $4,500, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2006 and 2005 semiannual financial statements and (2) review of the consolidated 2005 and 2004 reports on the profitability of the UBS Funds to UBS Global Asset Management (US) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended June 30, 2007 and June 30, 2006, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $33,100 and $31,780, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended June 30, 2007 and June 30, 2006, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through November 6, 2006)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit ]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1]

The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2007 and June 30, 2006 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2007 and June 30, 2006 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2007 and June 30, 2006 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2007 and June 30, 2006 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2007 and June 30, 2006 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2007 and June 30, 2006 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended June 30, 2007, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)	For the fiscal years ended June 30, 2007 and June 30, 2006, the aggregate fees billed by E&Y of $1,872,711 and $2,249,772, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2007	2006
Covered Services	$41,419	$36,280
Non-Covered Services	1,831,292	2,213,492

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant’s Report on Form N-CSR filed September 7, 2004 (Accession Number: 0001047469-04-028099)(SEC File No. 811-03503).

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 7, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 7, 2007